Portfolio Partners, Inc. MFS Emerging Equities Portfolio
             Portfolio Partners, Inc. MFS Research Growth Portfolio
              Portfolio Partners, Inc. MFS Value Equity Portfolio
--------------------------------------------------------------------------------

Dear Portfolio Partners Shareholders:

MFS is very pleased to be part of the new Portfolio Partners series of funds offered by Aetna Life Insurance and Annuity Company (Aetna). MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management, knowledge, and experience dating back to 1924 and the founding of the first mutual fund in the United States. We appreciate your support and thank you for the opportunity to serve you.

Portfolio Commentary

Thanks to a sustained period of relative stability and moderate growth, the U.S. economy has produced thousands of new jobs, inflation has remained under control, and the investment climate has -- for the most part -- been favorable. The increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. The rapid pace of growth seen in the first quarter slowed to an annual rate of 3.3% in the second quarter, and 3.5% in the third. We believe this economic momentum will carry well into the first quarter of 1998 as a result of lower interest rates and continuing growth in the money supply. While economic growth in the United States continues to be impressive, this is partially being offset by events in the Pacific Rim. Thus, markets will most likely continue to focus on activity by the Federal Reserve Board and its response to both U.S. and world events.

The extreme volatility seen in the U.S. equity market in the fall was, we believe, the consequence of overvaluations that had been evident for some months. As a result, the stock market has been vulnerable to some type of correction and has been impacted in the near term by chaotic market conditions in the Pacific Rim. In the face of all this, however, the equity market continues to exhibit surprising strength, much of it the result of continued gains in corporate earnings, a trend that could be an important indicator of the market's future direction. Nevertheless, the situation throughout Asia bears close scrutiny because it appears to be clearly deflationary and raises the prospect of trade wars developing throughout the area. We are not convinced that U.S. markets have escaped totally from October's volatility. Thus, not only is the near-term outlook for profits in question due to the Asian crisis, but we believe equity valuations have risen to a point where a cautious investment approach seems warranted, with a need for particular attention to be paid to the effect of Pacific Rim volatility on the earnings of U.S. companies.

The Portfolio Partners MFS Emerging Equities invests primarily in common stocks of companies that are early in their life cycles but which have the potential to become major enterprises (emerging growth companies). The portfolio may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in demand, or basic changes in the economic environment. As of December 31, 1997, 42% of the portfolio was invested in the technology sector, 15% was in retail, and 13% was in the leisure sector.

Looking ahead, the fundamental outlook for emerging growth stocks remains positive. Emerging growth stocks should generate stronger relative earnings growth than their large cap, multinational counterparts who are typically more exposed to the turmoil in Asia. Robust earnings, combined with attractive valuations, should help performance. Moreover, the recent capital gains tax cut should also increase the investment appeal of this market sector. We believe that our strategy of searching out rapidly growing companies, early in their development, and buying growth stocks at reasonable prices will reward investors in 1998 and beyond.



                                      (3)

            Portfolio Partners, Inc. MFS Emerging Equities Portfolio
             Portfolio Partners, Inc. MFS Research Growth Portfolio
           Portfolio Partners, Inc. MFS Value Equity Portfolio, cont
--------------------------------------------------------------------------------

The Portfolio Partners MFS Research Growth Portfolio selects stocks based upon the MFS research analysts' best ideas within his or her industries. The stocks are selected after careful, in-depth fundamental analysis of the earnings outlook of the companies. These companies typically demonstrate: dominant and/or growing market share, quality new/existing products, superior management teams, and strong financial statements. Portfolio sector/industry weightings are a fallout of the "best ideas" stock selection process. However, the analysts revisit weightings regularly to assure agreement within the changing economic landscape.

The portfolio's underperformance relative to the S&P 500 Index since inception in November can be attributed to four factors including: the narrowness of the U.S. equity market; a decline in value of numerous foreign holdings; and our relative weightings in the technology, consumer staples, transportation, and healthcare (pharmaceuticals in particular) sectors of the market. During the month of December, we were able to reposition the portfolio from the assets that were received to reflect the best ideas of the MFS equity analysts while taking care to invest at reasonable valuations in a volatile marketplace.

Looking forward, we believe that the environment of favorable corporate earnings, increasing productivity, and low inflation should continue to support the equity market. We also believe this is an earnings-driven market and we are focused on companies that can sustain their earnings growth. Also, as we are late in this economic cycle, we view company selection as the most important factor in determining performance. We expect 8% to 10% earnings growth in 1998. While parts of the healthcare and leisure sectors continue to offer attractive earnings growth prospects, the Asian crisis clearly has placed a near-term cloud over the entire technology sector, but we still remain positive about the long-term prospects for this sector.

The Portfolio Partners MFS Value Equity Portfolio was focused on three top industry sectors. These were: financial services, technology, and healthcare. The portfolio was overweighed in financial services which outperformed the S&P 500 over the period. In banking, the big story has been consolidation, which has driven stock prices, while insurance has been helped by asset gatherers that have benefited from the growth in 401(k) retirement plans as well as from strong equity market performance. Also, property/casualty and life insurers have benefited from ongoing consolidation.

The technology sector significantly under-performed over the period and the portfolio was slightly over-weighted. The focus continues to be on finding those companies with long-term franchise value at attractive valuations. We generally try to purchase these stocks after short-term earnings disappointments create long-term opportunities.

In healthcare, the portfolio was also slightly over-weighted and the sector significantly outperformed. Our current holdings include United Healthcare, Bristol-Myers Squibb, Sanofi, and Novartis. We believe United Healthcare is at the early stages of returning to its long-term growth track. HMO pricing is improving and UNH is benefiting from internal cost reductions. In the pharmaceutical area we have focused on companies which trade at below-peer multiples and have internal dynamics working in their favor, such as cost reduction (Novartis) or new products (Sanofi and Bristol).



Respectfully submitted,


John W. Ballen, Senior Vice President

John R. Brennan, Jr., Senior Vice President

Kevin R. Parke, Senior Vice President


                                      (4)

        Portfolio Partners, Inc. Scudder International Growth Portfolio
--------------------------------------------------------------------------------

Dear Portfolio Partners Shareholders,

Market Performance

Scudder Kemper Investments, Inc. is pleased to have been chosen as subadviser for the new Portfolio Partners Scudder International Growth Portfolio. In reviewing 1997, it was a year of sharply contrasting returns within the international equity markets. Markets in Europe were all up strongly, advancing an aggregate 38% in local terms. As U.S. dollar investors, we lost about a third of these gains due to dollar strength against the local currencies. At the other side of the world, the Japanese market disappointed once again, dropping 24% in U.S. dollar terms. The smaller markets in the rest of Asia fell even more, experiencing dollar declines that ranged from 61%-76%.

Portfolio Review

Your portfolio outperformed the benchmark index over the month primarily due to its positioning in Japan. The Japanese market overall was the worst performing of the major exchanges, with stock prices and the yen both weakening. We benefited from maintaining a significant underweight stance, ending the year with an exposure of 17%, versus an index weighting of 25%. Solid security selection was also key. We focused on the more global, blue chip companies, whose performance continued to break away from the more troubled, domestically-oriented sectors of the economy. Portfolio names such as Bridgestone, Keyence, Nichiei, and Sony stood us well.

Our focus on the European stock markets also helped performance. Overweight stances and stock selection were particularly helpful in Germany, France, Sweden, and Switzerland. From a thematic viewpoint, we continued to build positions around the extensive corporate and industry restructuring underway. The dual forces of looming global competition and European Monetary Union continued to push companies towards further repositioning and consolidation. In particular, the financial sector (both insurance and banking) has witnessed heightened activity and expectations, with stock prices rising sharply. Financial names that added to portfolio returns include AGF in France, Commerzbank in Germany, UBS in Switzerland, and Skandia in Sweden.

The emerging markets were a volatile group over the course of the year, although in aggregate they had a negligible impact on the overall performance. At the end of 1997, total emerging markets exposure was just over 2%.

Economic Outlook

In as much as the Asian economies have been at the center of a growing storm through the latter part of 1997, so will developments in Asia dictate much of the outlook for the global capital markets as the current year unfolds. The uncertainty is high, since the future course of the Asian crisis depends on multiple government policy actions not yet decided or taken. Policy responses may well differ widely from country to country, and how the global capital flows will react is unclear. The key wildcards lie in the hands of policymakers in the larger economies of Japan and China/Hong Kong.

The net effect we expect is a slower growth, deflationary global economy in 1998. What is not certain is whether in the balance, the U.S. and European capital markets can remain relatively unscathed, or be drawn further into the Asian morass. In our opinion, timely policy actions in Asia will stem the deflationary pressures now unleashed, allowing continued growth in the rest of the world to absorb the weakness from Asia. The capital markets will ultimately be pleased by this resolution, but as it unfolds we would expect market volatility to be high.



Nicholas Bratt, Portfolio Manager       Carol L. Franklin, Portfolio Manager

Irene T. Cheng, Portfolio Manager       Joan R. Gregory, Portfolio Manager

                        Marc S. Joseph, Portfolio Manager


                                      (5)

         Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio
--------------------------------------------------------------------------------

Dear Portfolio Partners Shareholders:

I am delighted to have the opportunity to work with Aetna Life Insurance and Annuity Company (Aetna) through the Portfolio Partners T. Rowe Price Growth Equity Portfolio. Since we have recently completed the first month of operation, I wanted to update you on the conversion of assets to T. Rowe Price and the performance for December. I also wanted to touch upon our philosophy and outlook for growth stocks in 1998.

Conversion of Assets to T. Rowe Price

The assets for the T. Rowe Price Growth Equity Portfolio were transferred from a previous investment manager to T. Rowe Price on November 28, 1997. Through our team of trading and investment professionals, we were able to restructure the portfolio with minimal transaction costs to conform to our growth stock style. The Portfolio Partners T. Rowe Price Growth Equity Portfolio follows an investment strategy similar to that of the T. Rowe Price Growth Stock Fund. The portfolio out-performed the market benchmark for the one month period ending December 31, 1997.

Portfolio Strategy

Our growth stock strategy leads us to search for companies with leadership in growth markets, experienced management, strong cash flow, and solid returns on cash flow.

A few firms which meet our investment criteria as leading companies in growth markets include Cendant, Bristol-Myers Squibb, Network Associates, and EMC, all of which are gaining market share in growth markets and generating solid free cash flow.

The ability of management to generate increasing free cash flow over time underpins our evaluation of a promising growth stock. Cash flow can produce a more conservative and consistent estimate of a company's earning power than one based on sales growth or stock price momentum.

Companies in the portfolio that are both good generators and users of cash flow include: Tenet Healthcare, a consolidator in the hospital industry; Safeway, in our view the best-managed supermarket company; and AT&T, which should begin to generate solid cash flow as effective new management takes control.

While investors have benefited from an ideal environment for stocks, particularly those of large growth companies, it is important to realize that stock prices tend to rise with earnings and cash flow growth. The portfolio's investments are in companies that have demonstrated both strong earnings and cash flow growth, but we believe that stock prices have outpaced these growth rates. In addition, the fallout from Asia is likely to slow corporate profits growth of both domestic and international companies. For these reasons, we anticipate more modest returns for world markets in 1998.

We still anticipate moderate U.S. economic growth in 1998. We believe the current environment should favor the portfolio's holdings, as our focus on experienced management and strong cash flow should help these growth stocks prosper in what could prove to be a tough environment.



Respectfully submitted,



Robert W. Smith
Portfolio Manager

The views expressed are those of the three PPI subadvisers as of January 1998 and are subject to change based on market and other conditions. Information about a fund's portfolio, asset allocation, or country diversification is historical, and is no indication of future portfolio composition, which will vary.


                                      (6)

Portfolio Partners, Inc.
Financial Highlights
Period from November 28, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------

Selected data for a share outstanding for the period:


                                             MFS Emerging        MFS Research
                                          Equities Portfolio   Growth Portfolio
                                         -------------------- ------------------
Net asset value, beginning of
 period ................................      $ 43.39              $ 9.89
                                              -------              ------
Income from investment
 operations:
 Net investment income .................         0.09                  --
 Net realized and change in
  unrealized gain (loss) on
  investments, futures, foreign
  currency and forward foreign
  currency exchange contracts                  ( 0.57)              (0.18)
                                              --------             -------
   Total income from
    investment operations ..............       ( 0.48)              (0.18)
                                              --------             -------
Net asset value, end of period .........      $ 42.91              $ 9.71
                                              ========             =======
Total return (1) .......................       ( 1.13)%             (1.82)%
Net assets, end of period (000's) ......     $768,108            $399,548
Ratio of total expenses to average
 net assets (2) ........................         0.81%               0.85%
Ratio of net investment income to
 average net assets (2) ................         2.31%               0.22%
Portfolio turnover rate (1) ............         0.07%              57.88%
Average commission rate paid per
 share on purchases of equity
 securities ............................      $0.0601             $0.0635



                                              MFS Value      Scudder International   T. Rowe Price Growth
                                          Equity Portfolio      Growth Portfolio       Equity Portfolio
                                         ------------------ ----------------------- ---------------------
Net asset value, beginning of
 period ................................      $ 29.49              $ 13.88                 $ 42.74
                                              -------              -------                 -------
Income from investment
 operations:
 Net investment income .................         0.05                   --                    0.06
 Net realized and change in
  unrealized gain (loss) on
  investments, futures, foreign
  currency and forward foreign
  currency exchange contracts                    0.37                 0.22                    0.81
                                              -------              ---------               -------
   Total income from
    investment operations ..............         0.42                 0.22                    0.87
                                              -------              ---------               -------
Net asset value, end of period .........       $29.91              $ 14.10                 $ 43.61
                                              =======              =========               =======
Total return (1) .......................         1.43%                1.58%                   2.03%
Net assets, end of period (000's) ......     $134,508             $378,200                $371,194
Ratio of total expenses to average
 net assets (2) ........................         0.90%                1.00%                   0.75%
Ratio of net investment income to
 average net assets (2) ................         1.98%                0.12%                   1.58%
Portfolio turnover rate (1) ............        12.06%                3.01%                   2.94%
Average commission rate paid per
 share on purchases of equity
 securities ............................      $0.0482              $0.0185                 $0.0408

(1) Not annualized.
(2) Annualized.


See Notes to Financial Statements.

MFS Emerging Equities Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------


                                                               Number of             Market
                                                                 Shares              Value
                                                           -----------------   -----------------
COMMON STOCKS (75.2%)
Aerospace and Defense (0.1%)
Loral Space & Communications* ..........................          6,500        $    139,344
Newport News Shipbuilding ..............................          8,600             218,763
Thiokol Corp. ..........................................            500              40,625
                                                                               ------------
                                                                                    398,732
                                                                               ------------
Airlines and Freight (0.0%)
Atlas Air, Inc. ........................................          1,500              36,000
Midway Airlines Corp.* .................................          3,300              49,913
                                                                               ------------
                                                                                     85,913
                                                                               ------------
Apparel Manufacturers (0.0%)
Tefron Ltd.* ...........................................            200               4,600
                                                                               ------------
Banks and Credit (0.5%)
Associates First Capital Corp. .........................          2,300             163,588
Charter One Financial, Inc. ............................          2,000             126,250
Donaldson Lufkin & Jenrette, Inc. ......................          1,100              87,450
Franklin Resources, Inc. ...............................         42,100           3,660,069
Lehman Brothers Holdings ...............................          1,200              61,200
U.S. Trust Corp. .......................................            500              31,313
                                                                               ------------
                                                                                  4,129,870
                                                                               ------------
Beverages and Tobacco (0.0%)
Beringer Wine Estates Holdings, Inc.* ..................            200               7,600
                                                                               ------------
Broadcast and Cable TV (0.8%)
American Radio Systems Corp.* ..........................          4,000             213,250
CBS Corp. ..............................................          4,500             132,469
Chancellor Media Corp.* ................................          1,800             134,325
Clear Channel Communications, Inc.* ....................         16,600           1,318,663
Cox Radio, Inc., Class A* ..............................          5,600             225,400
Emmis Broadcasting Corp., Class A* .....................          2,300             104,938
Gemstar International Group Ltd.* ......................          1,700              41,438
Hearst--Argyle Television, Inc.* .......................          2,000              59,500
Jacor Communications, Inc.* ............................         50,400           2,677,500
LIN Television Corp.* ..................................          7,300             397,850
SFX Broadcasting, Inc., Class A* .......................          3,000             240,750
Univision Communications, Inc., Class A* ...............          3,000             209,438
                                                                               ------------
                                                                                  5,755,521
                                                                               ------------
Brokers and Asset Managers (0.5%)
Consolidation Capital Corp. ............................        151,100           3,069,219
Friedman, Billings, Ramsey Group, Inc.,
  Class A* .............................................          6,200             111,213
LINC Capital, Inc.* ....................................            200               3,925
Morgan Stanley Dean Witter Discover & Co. ..............          2,700             159,638
T. Rowe Price Assoc., Inc. .............................          2,700             169,763
                                                                               ------------
                                                                                  3,513,758
                                                                               ------------
Computer Software (23.5%)
Adobe Systems, Inc. ....................................            300              12,375
Aspen Technologies, Inc.* ..............................            600              20,550
Autodesk, Inc. .........................................         23,300             862,100


Computer Software (continued)
BMC Software, Inc.* ....................................       385,000         $ 25,265,791
Cadence Design Systems, Inc.* ..........................       519,200           12,720,400
Computer Associates International, Inc. ................       695,900           36,795,713
Compuware Corp.* .......................................       677,800           21,689,600
Dassault Systems SA ADR (France) .......................           400               12,350
F.Y.I., Inc.* ..........................................        62,000            1,426,000
Microsoft Corp.* .......................................       299,200           38,671,600
Oracle Systems Corp.* ..................................     1,706,500           38,076,281
Rational Software Corp.* ...............................           800                9,100
Scopus Technology, Inc.* ...............................        18,000              216,000
Synopsys, Inc.* ........................................       122,800            4,390,100
The Learning Co., Inc.* ................................         5,600               89,950
Transaction Systems Architects, Inc., Class A* .........           500               19,000
Veritas Software Corp.* ................................           400               20,400
Xionics Document Technologies, Inc.* ...................         1,500                5,719
                                                                               ------------
                                                                                180,303,029
                                                                               ------------
Computer Systems (0.5%)
CHS Electronics, Inc.* .................................     205,000              3,510,625
Sun Microsystems, Inc.* ................................       2,800                111,650
                                                                               ------------
                                                                                  3,622,275
                                                                               ------------
Conglomerates (3.8%)
Tyco International Ltd. ................................     648,300             29,214,019
                                                                               ------------
Containers (0.0%)
Ivex Packaging Corp.* ..................................         300                  7,200
                                                                               ------------
Drugs (0.0%)
Creative BioMolecules, Inc.* ...........................       1,600                 11,800
PathoGenesis Corp.* ....................................       1,100                 40,838
Zonagen, Inc.* .........................................       1,300                 23,644
                                                                               ------------
                                                                                     76,282
                                                                               ------------
Electronics (2.3%)
Altera Corp.* ..........................................     367,400             12,170,125
Analog Devices, Inc.* ..................................      44,500              1,232,094
Teradyne, Inc.* ........................................     103,300              3,305,600
Xilinx, Inc.* ..........................................      26,500                929,156
                                                                               ------------
                                                                                 17,636,975
                                                                               ------------
Food (0.0%)
Tootsie Roll Industries, Inc. ..........................         400                 25,000
                                                                               ------------
Food and Drug Stores (4.1%)
CVS Corp. ..............................................      18,400              1,178,750
Fred Myer, Inc.* .......................................      20,400                742,050
Rite Aid Corp. .........................................     312,400             18,333,975
Safeway, Inc.* .........................................     175,500             11,100,375
                                                                               ------------
                                                                                 31,355,150
                                                                               ------------
Gaming and Lodging (8.4%)
Avis Rent A Car, Inc.* .................................       1,600                 51,100
Cendant Corp.* .........................................   1,496,842             51,453,620
Dollar Thrifty Automotive Group, Inc.* .................      44,300                908,150

8   See Notes to Schedule of Investments.

--------------------------------------------------------------------------------




                                                             Number of             Market
                                                               Shares              Value
                                                         -----------------   -----------------
Gaming and Lodging (continued)
Four Seasons Hotels, Inc. (Canada) ...................       4,800           $    151,800
Harrah's Entertainment, Inc.* ........................       5,500                103,813
Hilton Hotels Corp. ..................................       5,900                175,525
ITT Corp.* ...........................................       3,000                248,625
Mirage Resorts, Inc.* ................................      67,800              1,542,450
Promus Hotel Corp.* ..................................     225,865              9,486,330
Signature Resorts, Inc. ..............................      15,000                328,125
United Rentals, Inc.* ................................       5,800                112,013
                                                                             ------------
                                                                               64,561,551
                                                                             ------------
General Stores (0.0%)
Consolidated Stores Corp.* ...........................       5,100                224,081
                                                                             ------------
Health Maintenance Organizations (4.1%)
Foundation Health Systems* ...........................         100                  2,238
Oxford Health Plans, Inc.* ...........................      54,100                841,931
PacifiCare Health Systems, Inc., Class A .............      10,000                502,500
PacifiCare Health Systems, Inc., Class B* ............       3,900                204,263
United Healthcare Corp. ..............................     601,700             29,896,969
                                                                             ------------
                                                                               31,447,901
                                                                             ------------
Household and Personal Care (0.0%)
Carson, Inc.* ........................................       8,800                 58,850
                                                                             ------------
Insurance (0.5%)
Ace Ltd. (Bermuda) ...................................         400                 38,600
Conning Corp.* .......................................       1,900                 31,825
Conseco, Inc. ........................................      84,500              3,839,469
ESG Re Ltd.* .........................................       5,300                124,550
Hartford Life, Inc., Class A .........................         200                  9,063
                                                                             ------------
                                                                                4,043,507
                                                                             ------------
Machinery and Tools (0.0%)
Halter Marine Group, Inc.* ...........................       1,600                 46,200
Munters AB (Sweden)* .................................         200                  1,725
Si Handling Systems, Inc. ............................       2,800                 38,500
                                                                             ------------
                                                                                   86,425
                                                                             ------------
Medical Equipment (0.7%)
Arterial Vascular Engineering Co.* ...................       3,400                221,000
Boston Scientific Corp.* .............................     100,000              4,587,500
Cyberonics, Inc.* ....................................      10,200                155,550
Guidant Corp. ........................................       6,700                417,075
McKesson Corp. .......................................         800                 86,550
Medtronic, Inc. ......................................       1,000                 52,313
Mentor Corp. .........................................         700                 25,550
Safeskin Corp.* ......................................         700                 39,725
St Jude Medical, Inc.* ...............................         300                  9,150
                                                                             ------------
                                                                                5,594,413
                                                                             ------------
Medical Services (1.0%)
Capital Senior Living Corp.* .........................      75,000                782,813
Columbia/HCA Healthcare Corp. ........................       3,000                 88,875
Health Management Associates, Inc., Class A* .........         900                 22,725
Healthsouth Corp.* ...................................      97,000              2,691,750


Medical Services (continued)
Integrated Health Services, Inc. .....................       4,700           $    146,581
Mariner Health Group, Inc.* ..........................       1,900                 30,875
Orthodontic Centers of America, Inc.* ................     213,100              3,542,788
Renal Treatment Centers, Inc.* .......................       3,900                140,888
Renex Corp.* .........................................      20,000                105,000
                                                                             ------------
                                                                                7,552,295
                                                                             ------------
Metals (0.1%)
NS Group, Inc.* ......................................      50,000                856,250
                                                                             ------------
Network and Telecommunications (4.9%)
Ascend Communications, Inc.* .........................      50,000              1,225,000
Aspect Telecommunication Corp.* ......................       1,300                 27,138
Bay Networks* ........................................       1,500                 38,344
Cisco Systems, Inc.* .................................     632,100             35,239,575
International Network Services* ......................      10,000                231,250
Inter-Tel, Inc. ......................................       2,000                 38,750
Lucent Technologies, Inc. ............................       4,000                319,500
P-COM, Inc.* .........................................         600                 10,350
Premisys Communications, Inc.* .......................       1,000                 26,125
Security Dynamics Tech, Inc.* ........................      20,500                732,875
                                                                             ------------
                                                                               37,888,907
                                                                             ------------
Oil Service (0.2%)
BJ Services Co.* .....................................       2,000                143,875
Camco International, Inc. ............................       2,900                184,694
Companie Generale de Geophysique, SA ADR
  (France)* ..........................................         900                 23,063
Cooper Cameron Corp.* ................................       4,400                268,400
Diamond Offshore Drilling, Inc. ......................       2,400                115,500
Dril-Quip, Inc.* .....................................         200                  7,025
Global Industries Ltd.* ..............................       6,700                113,900
Input/Output, Inc.* ..................................         900                 26,719
National-Oilwell, Inc.* ..............................       1,200                 41,025
Noble Drilling Corp.* ................................       8,200                251,125
Precision Drilling Corp. (Canada)* ...................         800                 19,500
Rowan Cos, Inc.* .....................................         700                 21,350
Veritas DGC, Inc.* ...................................         500                 19,750
Weatherford Enterra, Inc.* ...........................       3,900                170,625
                                                                             ------------
                                                                                1,406,551
                                                                             ------------
PC's and Peripherals (0.3%)
Compaq Computer Corp. ................................      37,400              2,110,763
SCI System, Inc.* ....................................       4,400                191,675
                                                                             ------------
                                                                                2,302,438
                                                                             ------------
Pollution Control (0.4%)
Allied Waste Industries, Inc.* .......................       2,600                 60,613
Philip Services Corp. (Canada) .......................      60,000                862,500
USA Waste Services, Inc.* ............................      50,000              1,962,500
U.S. Filter Corp.* ...................................       2,700                 80,831
                                                                             ------------
                                                                                2,966,444
                                                                             ------------
Printing and Publishing (0.0%)
Applied Graphics Technologies, Inc.* .................         700                 37,275
                                                                             ------------

                                         See Notes to Schedule of Investments. 9

MFS Emerging Equities Portfolio
Schedule of Investments
December 31, 1997 (continued)
--------------------------------------------------------------------------------




                                                             Number of             Market
                                                               Shares              Value
                                                         -----------------   -----------------
Real Estate (0.0%)
Starwood Lodging Trust ...............................           500         $     28,938
                                                                             ------------
Restaurants (0.6%)
Applebee's International, Inc. .......................       116,000            2,095,250
Friendly Ice Cream Corp.* ............................        50,000              581,250
Schlotzsky's, Inc.* ..................................       125,000            1,828,125
                                                                             ------------
                                                                                4,504,625
                                                                             ------------
Retail and Shipping (0.0%)
Canadian National Railway Co. (Canada) ...............           700               33,075
Kansas City Southern Industries ......................         7,400              234,950
                                                                             ------------
                                                                                  268,025
                                                                             ------------
Special Services (5.5%)
Accustaff, Inc.* .....................................       726,500           16,709,500
Affiliated Computer Services, Inc., Class A* .........         3,900              102,619
BISYS Group, Inc.* ...................................         3,600              119,700
Bright Horizons, Inc.* ...............................           100                1,875
CORESTAFF, Inc.* .....................................        30,600              810,900
Cornell Corrections, Inc.* ...........................        10,000              207,500
Danka Business Systems PLC ADR (Great Britain)               346,300            5,519,156
DST Systems, Inc.* ...................................         1,100               46,956
EduTrek International, Inc.* .........................           100                2,600
Fine Host Corp.* .....................................         1,100                8,250
First Data Corp. .....................................       494,800           14,472,900
Galileo International, Inc. ..........................           700               19,338
Ikon Office Solutions, Inc. ..........................        51,800            1,456,875
Learning Tree International, Inc.* ...................        14,200              410,025
PRT Group Inc. .......................................       100,000            1,137,500
Staff Leasing, Inc. ..................................        45,000              849,375
Syntel, Inc.* ........................................        10,000              142,500
Technology Solutions Co.* ............................        13,400              353,425
                                                                             ------------
                                                                               42,370,994
                                                                             ------------
Specialty Stores (7.6%)
Corporate Express, Inc.* .............................        18,000              231,750
General Nutrition Co., Inc.* .........................         6,400              217,600
Global DirectMail Corp.* .............................         1,800               31,163
Home Depot, Inc. .....................................         8,400              494,550
Micro Warehouse, Inc.* ...............................       135,300            1,885,744
Office Depot, Inc.* ..................................       386,300            9,247,056
Republic Industries, Inc.* ...........................     1,459,100           34,015,269
Staples, Inc.* .......................................         6,400              177,600
U.S. Office Products Co.* ............................       625,800           12,281,325
                                                                             ------------
                                                                               58,582,057
                                                                             ------------
Telephone Services (4.8%)
American Communications Services, Inc.* ..............         2,100               26,906
Brooks Fiber Properties, Inc.* .......................           700               38,500
Intermedia Communications, Inc.* .....................         8,200              498,150
MCI Communications Corp. .............................       525,400           22,493,688
NEXTLINK Communications, Inc., Class A* ..............         1,800               38,363
Tel-Save Holdings, Inc.* .............................       627,000           12,461,625
Worldcom, Inc.* ......................................        43,000            1,300,750
                                                                             ------------
                                                                               36,857,982
                                                                             ------------
Total Common Stocks (Cost $588,359,746)                                       577,775,433
                                                                             ------------

PREFERRED STOCKS (0.1%)
SAP AG--Vorzug (Germany) .............................         2,900         $    948,692
                                                                             ------------
Total Preferred Stocks (Cost $882,995)                                            948,692
                                                                             ------------
WARRANTS (0.5%)
Intel Corp. expires (03/14/98)* ......................        70,000            3,495,625
                                                                             ------------
Total Warrants (Cost $4,020,457)                                                3,495,625
                                                                             ------------
                                                              Principal
                                                                Amount
                                                           ---------------
SHORT-TERM INVESTMENTS (21.2%)
Investors Bank & Trust Repurchase Agreement,
  dated 12/31/97, due 01/02/98, with a maturity
  value of $163,044,825 and an effective yield of
  4.95%, collateralized by the following government
  instruments having an aggregate market value,
  including accrued interest, of $171,151,708:
  Federal National Mortgage Association
  Obligations with rates ranging from 5.79% to
  7.89% and maturity dates ranging from
  02/01/2010 to 10/01/2027.
  U.S. Treasury obligations with rates ranging
  from 6.13% to 7.25% and maturity dates
  ranging from 02/15/98 to 05/15/98.
  Federal National Mortgage Corporation
  obligations with rates ranging from 7.08% to
  7.50% and maturity dates ranging from
  11/15/2002 to 02/01/2003.
  Small Business Administration obligations with
  rates ranging from 6.25% to 9.38% and maturity
  dates ranging from 11/25/2002 to 01/25/2009 ..............  $163,000,000    163,000,000
                                                                              -----------
Total Short-Term Investments
  (Cost $163,000,000)                                                         163,000,000
                                                                              -----------
TOTAL INVESTMENTS (97.0%) (Cost $756,263,198) (a)                             745,219,750
Other assets less liabilities (3.0%)                                           22,888,443
                                                                              -----------
Total Net Assets (100.0%)                                                    $768,108,193
                                                                             ============
Notes to Schedule of Investments
(a) The cost of investments for federal income tax purposes amounts to
$756,263,198. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains .........................................................   $ 16,649,753
Unrealized losses ........................................................    (27,693,201)
                                                                             ------------
 Net unrealized loss .....................................................   $(11,043,448)
                                                                             ============

* Non-income producing security.
Category percentages are based on net assets.
Information concerning open futures contracts at December 31, 1997 is shown below:

                         No. of         Initial       Expiration     Unrealized
                       Contracts         Value           Date        Gain/(Loss)
                      -----------   --------------   ------------   ------------
Long Contracts
--------------
S&P 500 Index
  Futures .........      300        $71,332,500        Mar 98       $2,122,938
                                    ===========                     ==========



10   See Notes to Financial Statements.

MFS Research Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------




                                                            Number of             Market
                                                              Shares              Value
                                                        -----------------   -----------------
COMMON STOCKS (97.3%)
Aerospace and Defense (2.6%)
Lockheed Martin Corp. ...............................         34,600           $  3,408,100
Newport News Shipbuilding ...........................          7,600                193,325
United Technologies .................................         93,700              6,822,531
                                                                               ------------
                                                                                 10,423,956
                                                                               ------------
Airlines and Freight (1.0%)
Air Express International Corp. .....................        131,200              4,001,600
                                                                               ------------
Apparel Manufacturers (0.8%)
Polo Ralph Lauren Corp.* ............................        106,100              2,579,556
Reebok International Ltd.* ..........................         21,100                607,944
                                                                               ------------
                                                                                  3,187,500
                                                                               ------------
Automotive (0.4%)
Tower Automotive, Inc.* .............................         38,500              1,619,406
                                                                               ------------
Banks and Credit (6.7%)
Advanta Corp., Class B ..............................          7,800                197,925
American Express Corp. ..............................          3,500                312,375
Associates First Capital Corp. ......................          3,300                234,713
BankBoston Corp. ....................................          3,400                319,388
Chase Manhattan Bank ................................         39,400              4,314,300
Comerica, Inc. ......................................         46,200              4,169,550
CoreStates Financial Corp. ..........................         15,000              1,200,938
Fleet Financial Group, Inc. .........................         52,100              3,904,244
Franklin Resources, Inc. ............................          2,600                226,038
Green Tree Financial Corp. ..........................        138,900              3,637,444
PNC Bank Corp. ......................................         55,000              3,138,438
Union Planters Corp. ................................         31,100              2,112,856
Wells Fargo & Co. ...................................          8,300              2,817,331
                                                                               ------------
                                                                                 26,585,540
                                                                               ------------
Beverages and Tobacco (3.9%)
Coca-Cola Co. .......................................        109,300              7,282,114
Companhia Cervejaria Brahma ADR (Brazil) ............         18,300                259,631
Philip Morris Co., Inc. .............................        179,700              8,142,656
                                                                               ------------
                                                                                 15,684,401
                                                                               ------------
Broadcast and Cable TV (0.8%)
Clear Channel Communications, Inc.* .................          4,300                341,581
Jacor Communications, Inc.* .........................         54,300              2,884,688
                                                                               ------------
                                                                                  3,226,269
                                                                               ------------
Brokers and Asset Managers (1.6%)
CIT Group, Inc., Class A* ...........................          1,300                 41,925
Merrill Lynch & Co. .................................         34,700              2,530,931
Morgan Stanley Dean Witter Discover & Co. ...........          3,400                201,025
Travelers Property Casualty .........................         71,050              3,827,819
                                                                               ------------
                                                                                  6,601,700
                                                                               ------------
Chemicals (1.3%)
Air Products & Chemicals, Inc. ......................         36,200              2,977,450
DuPont (E I) de Nemours .............................         34,400              2,066,150
                                                                               ------------
                                                                                  5,043,600
                                                                               ------------

Computer Software (9.0%)
Adobe Systems, Inc. .................................         58,700           $  2,421,375
BMC Software, Inc.* .................................         61,900              4,062,188
Cadence Design Systems, Inc.* .......................        145,400              3,562,300
Computer Associates International, Inc. .............        106,150              5,612,681
Compuware Corp.* ....................................        113,100              3,619,200
Electronic Arts, Inc.* ..............................         11,500                434,844
Microsoft Corp.* ....................................         36,700              4,743,475
Networks Associates, Inc.* ..........................         92,400              4,885,650
Oracle Systems Corp.* ...............................        207,700              4,634,306
Sybase, Inc.* .......................................          7,200                 95,850
Synopsys, Inc.* .....................................         54,600              1,951,950
                                                                               ------------
                                                                                 36,023,819
                                                                               ------------
Computer Systems (0.5%)
Sequent Computer* ...................................         98,500              1,970,000
Sun Microsystems, Inc.* .............................          3,000                119,625
                                                                               ------------
                                                                                  2,089,625
                                                                               ------------
Conglomerates (2.9%)
Tyco International Ltd. .............................        254,600             11,472,913
                                                                               ------------
Drugs (5.3%)
Bristol-Myers Squibb Co. ............................        115,500             10,929,178
Jones Medical Industries, Inc. ......................         82,400              3,151,800
Novartis AG-Registered Shares (Switzerland) .........          4,400              7,136,356
Sankyo Co. Ltd. (Japan) .............................          4,000                 90,400
                                                                               ------------
                                                                                 21,307,734
                                                                               ------------
Electrical Equipment (2.1%)
American Standard Companies, Inc.* ..................         53,600              2,053,550
Cooper Industries, Inc. .............................         60,500              2,964,500
Orbotech Ltd. (Israel)* .............................        105,800              3,372,375
                                                                               ------------
                                                                                  8,390,425
                                                                               ------------
Electronic Power (0.5%)
Calenergy, Inc.* ....................................         65,500              1,883,125
                                                                               ------------
Electronics (6.6%)
Analog Devices, Inc.* ...............................        124,100              3,436,019
Computer Products, Inc.* ............................        174,700              3,952,588
Flextronics International Ltd.* .....................        195,400              6,741,300
Intel Corp. .........................................         91,000              6,392,750
Sony Corp. (Japan) ..................................         44,400              3,945,757
Teradyne, Inc.* .....................................         55,100              1,763,200
                                                                               ------------
                                                                                 26,231,614
                                                                               ------------
Food (0.7%)
Earthgrains Co. .....................................          2,500                117,500
McCormick & Co, Inc. ................................         90,900              2,545,200
                                                                               ------------
                                                                                  2,662,700
                                                                               ------------
Food and Drug Stores (4.1%)
CVS Corp. ...........................................         67,400              4,317,813
Fred Myer, Inc.* ....................................         28,600              1,040,325
Rite Aid Corp. ......................................         81,300              4,771,294

                                      See Notes to Schedule of Investments.   11

MFS Research Growth Portfolio
Schedule of Investments
December 31, 1997 (continued)
--------------------------------------------------------------------------------




                                                          Number of             Market
                                                            Shares              Value
                                                      -----------------   -----------------
Food and Drug Stores (continued)
Safeway, Inc.* ....................................           96,700           $  6,116,275
                                                                               ------------
                                                                                 16,245,707
                                                                               ------------
Forest and Paper (0.1%)
Stone Container Corp.* ............................           25,800                269,288
                                                                               ------------
Furniture and Appliances (0.9%)
Ethan Allen Interiors, Inc. .......................           90,100              3,474,481
                                                                               ------------
Gaming and Lodging (1.0%)
Cendant Corp.* ....................................           93,581              3,216,833
Hilton Hotels Corp. ...............................           12,800                380,800
Host Marriott Corp.* ..............................           17,600                345,400
Promus Hotel Corp.* ...............................              185                  7,770
                                                                               ------------
                                                                                  3,950,803
                                                                               ------------
General Stores (0.9%)
Consolidated Stores Corp.* ........................           83,800              3,681,963
                                                                               ------------
Health Maintenance Organizations (1.8%)
United Healthcare Corp. ...........................          142,300              7,070,531
                                                                               ------------
Household and Personal Care (4.3%)
Clorox Co. ........................................            4,400                347,875
Colgate-Palmolive Co. .............................           14,400              1,058,400
Dial Corp. ........................................            4,000                 83,250
Gillette Co. ......................................           71,900              7,221,456
Kimberly-Clark Corp. ..............................          113,200              5,582,175
Procter & Gamble Co. ..............................           11,000                877,938
Revlon, Inc., Class A* ............................           55,000              1,942,188
                                                                               ------------
                                                                                 17,113,282
                                                                               ------------
Insurance (7.2%)
Allstate Corp. ....................................           34,200              3,107,925
Chubb Corp. .......................................           46,200              3,493,875
CIGNA Corp. .......................................           22,100              3,824,681
Conseco, Inc. .....................................          144,600              6,570,263
FPIC Insurance Group, Inc.* .......................              800                 23,300
Hartford Financial Services Group .................           46,100              4,313,231
Lincoln National Corp. ............................           14,500              1,132,813
Penncorp Financial Group, Inc. ....................            5,700                203,419
Reliastar Financial Corp. .........................           76,900              3,167,319
Skandia Forsakrings AB (Sweden) ...................           64,100              3,023,392
                                                                               ------------
                                                                                 28,860,218
                                                                               ------------
Machinery and Tools (1.1%)
Miller (Herman), Inc. .............................           83,300              4,545,056
                                                                               ------------
Medical Equipment (1.8%)
AmeriSource Health Corp., Class A* ................           52,100              3,060,875
Boston Scientific Corp.* ..........................           70,400              3,229,600
Cardinal Health, Inc. .............................           12,600                946,575
Uromed Corp.* .....................................           11,400                 40,256
                                                                               ------------
                                                                                  7,277,306
                                                                               ------------

Medical Services (2.5%)
Healthsouth Corp.* ................................           14,400           $    399,600
Quorum Health Group, Inc.* ........................          161,200              4,211,350
Tenet Healthcare Corp.* ...........................          158,300              5,243,688
                                                                               ------------
                                                                                  9,854,638
                                                                               ------------
Network and Telecommunications (2.1%)
Alcatel Alsthom Compagnie Generale
  d'electricite ADR (France) ......................          156,000              3,948,750
Aspect Telecommunication Corp.* ...................           24,300                507,263
Cisco Systems, Inc.* ..............................           74,400              4,147,800
                                                                               ------------
                                                                                  8,603,813
                                                                               ------------
Oil Service (1.6%)
Baker Hughes, Inc. ................................           74,100              3,232,613
Marine Drilling Companies, Inc.* ..................          151,500              3,143,625
                                                                               ------------
                                                                                  6,376,238
                                                                               ------------
Oil and Gas (2.4%)
British Petroleum Co. PLC ADR (Great Britain) .....           65,900              5,251,406
Chevron Corp. .....................................            5,500                423,500
USX-Marathon Group ................................          111,900              3,776,625
                                                                               ------------
                                                                                  9,451,531
                                                                               ------------
PC's and Peripherals (2.6%)
Canon, Inc. (Japan) ...............................          140,900              3,281,505
Compaq Computer Corp. .............................          124,500              7,026,469
                                                                               ------------
                                                                                 10,307,974
                                                                               ------------
Pollution Control (3.6%)
Browning-Ferris Industries, Inc. ..................          268,000              9,916,000
U.S. Filter Corp.* ................................          147,600              4,418,775
                                                                               ------------
                                                                                 14,334,775
                                                                               ------------
Real Estate (0.1%)
Federal National Mortgage Association .............            8,300                473,619
                                                                               ------------
Retail and Shipping (1.7%)
Burlington Northern Santa Fe ......................           42,000              3,903,375
Wisconsin Central Transport* ......................          127,400              2,977,975
                                                                               ------------
                                                                                  6,881,350
                                                                               ------------
Special Services (5.0%)
Accustaff, Inc.* ..................................           50,400              1,159,200
First Data Corp. ..................................          115,000              3,363,750
HBO & Co. .........................................          248,700             11,937,600
Robert Half International, Inc.* ..................           83,600              3,344,000
                                                                               ------------
                                                                                 19,804,550
                                                                               ------------
Specialty Chemicals (1.2%)
Cytec Industries, Inc.* ...........................           62,300              2,924,206
Praxair, Inc. .....................................           44,800              2,016,000
                                                                               ------------
                                                                                  4,940,206
                                                                               ------------

12   See Notes to Schedule of Investments

--------------------------------------------------------------------------------


                                                           Number of            Market
                                                            Shares              Value
                                                          ----------            ------
Specialty Stores (2.1%)
Gymboree Corp.* ...................................            7,900           $    216,263
Home Depot, Inc. ..................................           91,200              5,369,400
Kwik--Fit Holdings PLC (Great Britain) ............           37,800                219,304
Office Depot, Inc.* ...............................          115,300              2,759,994
                                                                                ------------
                                                                                  8,564,961
                                                                                ------------
Telephone Services (2.5%)
Brooks Fiber Properties, Inc.* ....................            2,700                148,500
Intermedia Communications, Inc.* ..................            3,300                200,475
MCI Communications Corp. ..........................           61,100              2,615,844
Sprint Corp. ......................................           77,400              4,537,575
Worldcom, Inc.* ...................................           86,500              2,616,625
                                                                               ------------
                                                                                 10,119,019
                                                                                ------------
Total Common Stocks (Cost $391,424,116)                                         388,637,236
                                                                                ------------
TOTAL INVESTMENTS (97.3%) (Cost $391,424,116) (a)                               388,637,236
Other assets less liabilities (2.7%)                                             10,910,897
                                                                                ------------
Total Net Assets (100.0%)                                                      $399,548,133
                                                                               ============
Notes to Schedule of Investments
(a) The cost of investments for federal income tax purposes amounts to
$391,481,655. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:

Unrealized gains .........................................................      $10,455,422
Unrealized losses ........................................................      (13,299,841)
                                                                                ------------
Net unrealized loss ......................................................      $(2,844,419)
                                                                                ============

* Non-income producing security.

Category percentages are based on net assets.

                                         See Notes to Financial Statements.   13

MFS Value Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------



                                                            Number of             Market
                                                              Shares              Value
                                                        -----------------   -----------------
COMMON STOCKS (92.2%)
Aerospace and Defense (4.3%)
Howmet International, Inc.* .........................         88,300           $  1,318,981
Newport News Shipbuilding ...........................          7,200                183,150
Raytheon Co., Class A ...............................         72,800              3,589,950
Thiokol Corp. .......................................          7,900                641,875
                                                                               ------------
                                                                                  5,733,956
                                                                               ------------
Banks and Credit (8.9%)
Banco Totta & Acores (Portugal) .....................         44,200                867,907
Dah Sing Financial Group (Hong Kong) ................        147,200                354,266
First Union Corp. ...................................         37,800              1,937,250
Fleet Financial Group, Inc. .........................         38,100              2,855,119
Liu Chong Hing Bank Ltd. (Hong Kong) ................        182,000                265,392
National City Corp. .................................         31,400              2,064,550
Sparbanken Sverige AB., Class A (Sweden) ............         46,100              1,048,001
Wells Fargo & Co. ...................................          7,300              2,477,894
Wing Hang Bank Ltd. (Hong Kong) .....................         25,800                 72,913
                                                                               ------------
                                                                                 11,943,292
                                                                               ------------
Beverages and Tobacco (2.2%)
Philip Morris Co., Inc. .............................         64,100              2,904,531
                                                                               ------------
Broadcast and Cable TV (2.2%)
American Radio Systems Corp.* .......................         24,600              1,311,488
Granite Broadcasting Corp.* .........................         31,100                281,844
Gray Communications Systems, Inc. ...................          6,500                170,625
Hearst-Argyle Television, Inc.* .....................            300                  8,925
LIN Television Corp.* ...............................         16,000                872,000
Telemundo Group, Inc., Class A* .....................          8,800                359,700
                                                                               ------------
                                                                                  3,004,582
                                                                               ------------
Brokers and Asset Managers (0.0%)
CIT Group, Inc., Class A* ...........................            100                  3,225
                                                                               ------------
Chemicals (2.1%)
Akzo Nobel N.V. (Netherlands) .......................         11,000              1,896,579
Cambrex Corp. .......................................         21,600                993,600
                                                                               ------------
                                                                                  2,890,179
                                                                               ------------
Computer Software (4.1%)
Adobe Systems, Inc. .................................         56,400              2,326,494
Computer Associates International, Inc. .............         36,300              1,919,363
Synopsys, Inc.* .....................................         36,065              1,289,307
                                                                               ------------
                                                                                  5,535,164
                                                                               ------------
Conglomerates (6.1%)
Allied Signal, Inc. .................................         19,200                747,600
Tyco International Ltd. .............................        166,700              7,511,919
                                                                               ------------
                                                                                  8,259,519
                                                                               ------------
Drugs (6.1%)
Bristol-Myers Squibb Co. ............................         16,500              1,561,313
Novartis AG-Registered Shares (Switzerland) .........          1,100              1,784,089
Sanofi SA (France) ..................................         43,600              4,853,700
                                                                               ------------
                                                                                  8,199,102
                                                                               ------------
Electronics (3.2%)
Analog Devices, Inc.* ...............................         68,500           $  1,896,594
Teradyne, Inc.* .....................................         52,300              1,673,600
Xilinx, Inc.* .......................................         21,500                753,844
                                                                               ------------
                                                                                  4,324,038
                                                                               ------------
Food and Drug Stores (9.6%)
Fred Myer, Inc.* ....................................        184,600              6,714,825
Rite Aid Corp. ......................................         51,900              3,045,881
Safeway, Inc.* ......................................         49,000              3,099,250
                                                                               ------------
                                                                                 12,859,956
                                                                               ------------
Forest and Paper (1.1%)
Jefferson Smurfit Corp.* ............................          2,600                 36,725
Stone Container Corp.* ..............................         94,500                986,344
Temple Inland, Inc. .................................          8,900                465,581
                                                                               ------------
                                                                                  1,488,650
                                                                               ------------
Gaming and Lodging (6.3%)
Casino America, Inc.* ...............................            500                  1,219
Dollar Thrifty Automotive Group, Inc.* ..............          7,800                159,900
Harrah's Entertainment, Inc.* .......................        129,600              2,446,200
Hilton Hotels Corp. .................................         39,000              1,160,250
ITT Corp.* ..........................................         24,300              2,013,863
Mandarin Oriental International Ltd. (Malaysia)                8,900                  5,963
Promus Hotel Corp.* .................................         53,780              2,258,760
Tanjong PLC (Malaysia) ..............................        251,000                416,233
                                                                               ------------
                                                                                  8,462,388
                                                                               ------------
Health Maintenance Organizations (2.9%)
United Healthcare Corp. .............................         78,200              3,885,563
                                                                               ------------
Household and Personal Care (0.8%)
Benckiser NV (Netherlands)* .........................         25,600              1,059,274
                                                                               ------------
Insurance (7.0%)
CIGNA Corp. .........................................         10,300              1,782,544
Hartford Financial Services Group ...................         22,000              2,058,375
Lincoln National Corp. ..............................         33,000              2,578,125
Penncorp Financial Group, Inc. ......................         47,100              1,680,881
Reliastar Financial Corp. ...........................         32,100              1,322,119
                                                                               ------------
                                                                                  9,422,044
                                                                               ------------
Medical Equipment (0.5%)
AmeriSource Health Corp., Class A* ..................         10,800                634,500
                                                                               ------------
Medical Services (1.6%)
Integrated Health Services, Inc. ....................          1,400                 43,663
Tenet Healthcare Corp.* .............................         62,000              2,053,750
                                                                               ------------
                                                                                  2,097,413
                                                                               ------------
Network and Telecommunications (4.7%)
Alcatel Alsthom Compagnie Generale
  d'electricite ADR (France) ........................         34,700                878,344
Alcatel Alsthom (France) ............................         29,000              3,686,132
Ascend Communications, Inc.* ........................          7,900                193,550
Nokia Oyj ADR (Finland) .............................         21,400              1,498,000
                                                                               ------------
                                                                                  6,256,026
                                                                               ------------

14   See Notes to Schedule of Investments

--------------------------------------------------------------------------------




                                                          Number of             Market
                                                            Shares              Value
                                                      -----------------   -----------------
Oil and Gas (3.3%)
British Petroleum Co. PLC ADR (Great Britain) .....           28,300           $  2,255,156
Enron Oil & Gas Co. ...............................          101,900              2,159,006
                                                                                -----------
                                                                                  4,414,162
                                                                                -----------
PC's and Peripherals (2.0%)
Compaq Computer Corp. .............................           48,600              2,742,863
                                                                                -----------
Pollution Control (1.3%)
Waste Management, Inc. ............................           65,000              1,787,500
                                                                                -----------
Printing and Publishing (0.1%)
New Straits Times Press (Malaysia) ................          133,000                164,814
                                                                                -----------
Real Estate (0.9%)
Federal Home Loan Mortgage Corp. ..................           29,400              1,232,963
                                                                                -----------
Restaurants (0.7%)
Cafe De Coral Holdings (Hong Kong) ................          524,600                114,363
Outback Steakhouse, Inc.* .........................           31,000                891,250
                                                                                -----------
                                                                                  1,005,613
                                                                                -----------
Retail and Shipping (2.4%)
Canadian National Railway Co. (Canada) ............           51,500              2,433,375
Wisconsin Central Transport* ......................           36,300                848,513
                                                                                -----------
                                                                                  3,281,888
                                                                                -----------
Special Services (1.6%)
Corporate Services Group PLC (Great Britain) ......           33,700                117,974
Galileo International, Inc. .......................           72,400              2,000,050
                                                                                -----------
                                                                                  2,118,024
                                                                                -----------
Specialty Chemicals (0.1%)
NL Industries, Inc. ...............................           11,200                152,600
                                                                                -----------
Specialty Stores (0.8%)
Gymboree Corp.* ...................................              300                  8,213
Office Depot, Inc.* ...............................           41,900              1,002,981
                                                                                -----------
                                                                                  1,011,194
                                                                                -----------
Telephone Services (5.3%)
Cellular Communications International, Inc.* ......           51,000              2,384,250
LCI International, Inc.* ..........................           43,600              1,340,700
SK Telecom Co. Ltd. ADR (South Korea) .............          136,784                889,096
Sprint Corp. ......................................           10,600                621,425
Telecom Italia SpA (Italy)* .......................          415,400              1,831,582
                                                                                -----------
                                                                                  7,067,053
                                                                                -----------
Total Common Stocks (Cost $122,113,332)                                         123,942,076
                                                                                -----------


PREFERRED STOCKS (1.9%)
Henkel KGAA (Germany) .............................           25,700           $  1,621,472
Wella Aktiengesellschaft (Germany) ................            1,200                910,531
                                                                               ------------
                                                                                  2,532,003
                                                                               ------------
Total Preferred Stocks (Cost $2,487,030)                                          2,532,003
                                                                               ------------
TOTAL INVESTMENTS (94.1%) (Cost $124,600,362) (a)                               126,474,079
Other assets less liabilities (5.9%)                                              8,034,082
                                                                               ------------
Total Net Assets (100.0%)                                                      $134,508,161
                                                                               ============
Notes to Schedule of Investments

(a) The cost of investments for federal income tax purposes amounts to $124,648,720. Unrealized gains and losses, based on identified tax cost at December 31, 1997, are as follows:

Unrealized gains ..................................                             $ 4,250,343
Unrealized losses .................................                              (2,424,984)
                                                                                ------------
 Net unrealized gain ..............................                             $ 1,825,359
                                                                                ============

* Non-income producing security.
Category percentages are based on net assets.


                                         See Notes to Financial Statements.   15

Scudder International Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------




                                                          Number of             Market
                                                            Shares              Value
                                                      -----------------   -----------------
COMMON STOCKS (91.6%)
Argentina (0.7%)
YPF Sociedad Anonima ADR (Oil and Gas) ............           79,900           $  2,731,581
                                                                               ------------
Canada (1.2%)
Canadian National Railway Co. (Transportation).....           97,000              4,567,817
                                                                               ------------
China (0.1%)
Jiangsu Expressway Co. Ltd. (Transportation)* .....        2,174,700                448,858
                                                                               ------------
Finland (1.9%)
Nokia Oyj., Class A (Communications) ..............           55,000              3,904,819
Pohjola Insurance Group., Class B (Insurance) .....           90,000              3,335,193
                                                                               ------------
Total Finland                                                                     7,240,012
                                                                               ------------
France (14.7%)
Accor SA (Lodging) ................................           20,483              3,808,337
AGF-Assurances Generales de France
  (Insurance) .....................................          101,087              5,356,256
Alcatel Alsthom (Communications) ..................           39,669              5,042,247
Axa UAP (Insurance) ...............................           37,063              2,867,861
Carrefour SA (Food Retailers) .....................            6,557              3,420,948
Christian Dior SA (Diversified) ...................           12,549              1,286,488
Compagnie Bancaire SA (Financial Services) ........           15,357              2,487,840
Credit Commercial de France (Financial Services)              31,858              2,183,503
Elf Aquitaine SA (Oil and Gas) ....................           47,771              5,556,149
France Telecom SA (France) (Communications)* ......           76,234              2,765,114
Lagardere S.C.A. (Financial Services) .............           33,738              1,115,537
Renault SA (Automotive) ...........................           11,460              3,408,390
Rhone-Polenc., Class A (Chemicals) ................           90,641              4,060,282
Schneider SA (Electronics) ........................           55,617              3,019,959
Suez Lyonnaise des Eaux (Diversified) .............           39,139              4,331,075
Thomson CSF (Electronics) .........................           85,846              2,705,814
Total SA-Series B (Oil and Gas) ...................           21,723              2,364,138
                                                                               ------------
Total France                                                                     55,779,938
                                                                               ------------
Germany (15.2%)
Allianz AG (Insurance) ............................           20,100              5,206,702
BASF AG (Chemicals) ...............................           85,600              3,033,433
Bayerische Vereinsbank AG (Banking) ...............          131,000              8,570,937
Commerzbank AG (Banking) ..........................          184,900              7,276,961
Dresdner Bank AG (Banking) ........................           92,700              4,276,993
Heidelberger Druckmaschinen AG (Heavy
  Machinery) ......................................           14,157                775,154
Hoechst AG (Chemicals) ............................           72,300              2,531,975
Mannesmann AG (Heavy Machinery) ...................            9,600              4,850,829
Muenchener Rueckversicherungs-Gesellschaft
  AG (Insurance) ..................................           14,800              5,577,920
Schering AG (Pharmaceuticals) .....................           32,400              3,124,821
Siemens AG (Electronics) ..........................           32,200              1,906,279
Thyssen AG (Diversified) ..........................           13,100              2,803,579
Veba AG (Electric Utilities) ......................           80,500              5,481,664
Viag AG (Industrial--Diversified) .................            3,552              1,913,276
                                                                               ------------
Total Germany                                                                    57,330,523
                                                                               ------------


Great Britain (14.5%)
Avis Europe PLC (Automotive)** ....................          169,150           $    483,718
BOC Group PLC (Chemicals) .........................          239,831              3,945,676
British Petroleum Co. PLC (Oil and Gas) ...........          300,329              3,948,816
Carlton Communications PLC (Communications)                  418,300              3,231,200
General Electric PLC (Electronics) ................          633,701              4,108,727
Glaxo Wellcome PLC (Pharmaceuticals) ..............          176,549              4,178,385
Imperial Chemical Industries PLC (Chemicals)* .....          218,550              3,415,958
Pearson PLC (Communications) ......................          270,250              3,513,358
Pilkington PLC (Building Materials) ...............          890,321              1,865,668
Powergen PLC (Electric Utilities) .................          408,188              5,313,300
Reuters Holdings PLC (Media--Broadcasting
  and Publishing) .................................          302,398              3,305,059
Rio Tinto PLC (Mining) ............................          147,702              1,818,226
SmithKline Beecham PLC (Pharmaceuticals) ..........          585,171              5,991,741
WPP Group PLC (Communications) ....................        1,033,295              4,602,296
Zeneca Group PLC (Pharmaceuticals) ................          141,000              4,952,287
                                                                               ------------
Total Great Britain                                                              54,674,415
                                                                               ------------
Hong Kong (4.2%)
Anhui Expressway Co. Ltd. (Transportation)* .......        2,442,100                409,540
Cheung Kong Ltd. (Real Estate) ....................          238,300              1,560,674
China Telecom Ltd. (Communications)* ..............          110,500                189,651
Citic Pacific Ltd. (Diversified) ..................          143,800                571,562
Cosco Pacific Ltd. (Transportation) ...............          862,600                701,294
Great Eagle Holdings Ltd. (Real Estate) ...........          562,600                787,696
Guangshen Railway Co. Ltd. ADR
  (Transportation) ................................           90,163              1,211,565
GZI Transportation Ltd. (Transportation)* .........          249,600                 83,741
Hong Kong & China Gas Co. Ltd. (Oil and Gas) ......              400                    774
HSBC Holdings PLC (Financial Services) ............          132,800              3,273,294
Hutchison Whampoa Ltd. (Diversified) ..............          277,800              1,742,278
Kerry Properties Ltd. (Real Estate) ...............          946,100              1,562,768
New World Development Co. Ltd. (Real Estate)                 400,000              1,383,400
New World Infrastructure Ltd. (Heavy
  Machinery)* .....................................          100,400                226,091
Shenzhen Expressway Co. Ltd.
  (Transportation)* ...............................        2,061,600                398,920
Television Broadcasts Ltd. (Communications) .......          518,400              1,478,425
Zhejiang Expressway Co. Ltd. (Transportation)*             2,314,300                468,877
                                                                               ------------
Total Hong Kong                                                                  16,050,550
                                                                               ------------
Indonesia (0.0%)
Asia Pacific Resource International Ltd.,
  Class A (Forest Products and Paper)* ............           17,355                 32,541
                                                                               ------------
Italy (3.0%)
Istituto Nazionale delle Assicurazioni
  (Insurance) .....................................        2,121,900              4,300,030
Telecom Italia Mobile SpA (Communications) ........        1,556,000              7,181,874
                                                                               ------------
Total Italy                                                                      11,481,904
                                                                               ------------

16   See Notes to Schedule of Investments

--------------------------------------------------------------------------------




                                                               Number of             Market
                                                                 Shares              Value
                                                           -----------------   -----------------
Japan (15.3%)
Advantest Corp. (Electronics) ..........................      53,000           $  3,004,671
Bridgestone Corp. (Automotive) .........................     132,000              2,861,866
Canon, Inc. (Electronics) ..............................     188,000              4,378,445
Daiwa Securities Co. Ltd. (Financial Services) .........     477,000              1,644,410
Fujitsu Ltd. (Computers and Information) ...............     348,000              3,732,474
Hitachi Construction Machinery Co. (Heavy
  Machinery) ...........................................      89,000                280,234
Keyence Corp. (Electronics) ............................      27,100              4,006,971
Matsushita Electric Works, Ltd. (Electronics) ..........     132,000              1,142,724
Minebea Co. Ltd. (Heavy Machinery) .....................     189,000              2,027,120
Nichiei (Financial Services) ...........................      43,000              4,579,023
Nintendo Corp Ltd. (Diversified) .......................      42,400              4,157,816
Nippon Telegraph & Telephone Corp.
  (Communications) .....................................         290              2,488,317
Nomura Securities Co. Ltd. (Financial Services)              210,000              2,799,342
Orix Corp. (Financial Services) ........................      41,500              2,893,202
Ricoh Co. Ltd. (Office Equipment and Supplies)               183,000              2,271,195
Secom Co. Ltd. (Commercial Services) ...................      34,000              2,172,372
Shohkoh Fund (Financial Services) ......................       8,000              2,439,286
SMC Corp. (Heavy Machinery) ............................      41,200              3,629,815
Sony Corp. (Electronics) ...............................      43,700              3,883,549
Sumitomo Metal Industries (Metals) .....................     804,000              1,028,557
Tokyo Electron Ltd. (Electronics) ......................      78,000              2,497,810
                                                                               ------------
Total Japan                                                                      57,919,199
                                                                               ------------
Malaysia (0.4%)
Arab Malaysian Corp. (Financial Services) ..............     506,200                149,633
Arab Malaysian Finance (Financial Services) ............     747,300                149,834
Malayan Banking (Financial Services) ...................     129,300                375,642
Malaysian Resources Corp. (Financial Services)               803,400                185,826
Multi-Purpose Holdings (Financial Services) ............     927,300                238,409
United Engineers (Heavy Machinery) .....................     364,700                303,769
                                                                               ------------
Total Malaysia                                                                    1,403,113
                                                                               ------------
Netherlands (4.4%)
Aegon N.V. (Insurance) .................................      54,300              4,833,748
Akzo Nobel N.V. (Chemicals) ............................      11,300              1,948,304
Elsevier N.V. (Media--Broadcasting and
  Publishing) ..........................................      96,300              1,557,778
Heineken Holding N.V., Class A (Beverages,
  Food and Tobacco) ....................................      20,600              3,169,778
Philips Electronics N.V. (Electronics) .................      53,800              3,226,434
Royal Dutch Petroleum Co. (Oil and Gas) ................      36,800              2,019,992
                                                                               ------------
Total Netherlands                                                                16,756,034
                                                                               ------------
Philippines (0.5%)
Ayala Land, Inc., Class B (Real Estate) ................     317,000                125,215
C & P Homes, Inc. (Real Estate) ........................   4,377,000                254,741
Manila Electric Co. (Electronics) ......................     437,000              1,445,858
                                                                               ------------
Total Philippines                                                                 1,825,814
                                                                               ------------


Portugal (2.0%)
Estabelecimentos Jeronimo Martins & Filho, SA
  (Food Retailers) .....................................      28,400           $    901,146
Portugal Telecom SA (Communications) ...................     141,000              6,542,456
                                                                               ------------
Total Portugal                                                                    7,443,602
                                                                               ------------
Sweden (3.7%)
AGA AB., B Shares (Chemicals) ..........................     119,000              1,573,692
Skandia Forsakrings AB (Insurance) .....................     163,500              7,711,772
Telefonaktiebolaget LM Ericsson ADR
  (Communications) .....................................     120,508              4,496,455
                                                                               ------------
Total Sweden                                                                     13,781,919
                                                                               ------------
Switzerland (9.0%)
Ciba Specialty Chemicals AG (Chemicals)* ...............      37,245              4,434,989
Clariant AG (Chemicals) ................................       5,955              4,971,839
Credit Suisse Group (Banking) ..........................      37,442              5,790,858
Nestle SA (Beverages, Food and Tobacco) ................       2,308              3,457,459
Novartis AG-Registered Shares
  (Pharmaceuticals) ....................................       2,961              4,802,443
Novartis AG (Pharmaceuticals) ..........................       2,356              3,829,256
Roche Holding AG (Pharmaceuticals) .....................         410              4,069,837
Union Bank of Switzerland (Banking) ....................       1,849              2,672,430
                                                                               ------------
Total Switzerland                                                                34,029,111
                                                                               ------------
United States (0.8%)
Autoliv, Inc. (Automotive) .............................      94,940              3,109,285
                                                                               ------------
Total Common Stocks (Cost $341,329,105)                                         346,606,216
                                                                               ------------
PREFERRED STOCKS (2.4%)
Germany (2.4%)
RWE AG (Diversified) ...................................     130,100              5,496,309
SAP AG--Vorzug (Computer Software and
  Processing) ..........................................      10,600              3,467,633
                                                                               ------------
Total Germany                                                                     8,963,942
                                                                               ------------
Total Preferred Stocks (Cost $8,543,754)                                          8,963,942
                                                                               ------------
WARRANTS (0.0%)
Hong Kong (0.0%)
Great Eagle Holdings Ltd. expires 11/30/98
  (Real Estate)* .......................................     112,500                 14,513
                                                                               ------------
Total Warrants (Cost $33,472)                                                        14,513
                                                                               ------------



                                      See Notes to Schedule of Investments.   17

Scudder International Growth Portfolio
Schedule of Investments
December 31, 1997 (continued)
--------------------------------------------------------------------------------


                                                        Principal                  Market
                                                         Amount                    Value
                                                     --------------             ------------
CONVERTIBLE PREFERRED (0.3%)
Japan (0.3%)
Softbank Corp. (Computer Software and
  Processing) 0.50%, due 3/29/02 ..................   -Y-188,000,000             $1,123,300
                                                                                -----------
Total Convertible Preferred (Cost $936,533)                                       1,123,300
                                                                                -----------
TOTAL INVESTMENTS (94.3%) (Cost $350,842,864) (a)                               356,707,971
Other assets less liabilities (5.7%)                                             21,492,206
                                                                                -----------
Total Net Assets (100.0%)                                                      $378,200,177
                                                                                ===========
Notes to Schedule of Investments
(a) The cost of investments for federal income tax purposes amounts to
$351,509,537. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains .........................................................      $14,601,749
Unrealized losses ........................................................       (9,403,315)
                                                                                -----------
 Net unrealized gain .....................................................      $ 5,198,434
                                                                                ===========

 * Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the market value of this security amounted to $483,718 or 0.13% of net assets.

Category percentages are based on net assets.



18   See Notes to Financial Statements.

T. Rowe Price Growth Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------




                                                            Number of             Market
                                                              Shares              Value
                                                        -----------------   -----------------
COMMON STOCKS (91.7%)
Advertising (0.8%)
The Interpublic Group of Companies, Inc. ............         57,400           $  2,859,238
                                                                               ------------
Aerospace and Defense (2.1%)
Allied Signal, Inc. .................................        129,600              5,046,300
Teleflex, Inc. ......................................         78,300              2,955,825
                                                                               ------------
                                                                                  8,002,125
                                                                               ------------
Banking (7.0%)
Banca Fideuram SpA (Italy) ..........................        379,300              1,660,613
Barnett Banks, Inc. .................................         27,100              1,947,812
Citicorp ............................................         25,500              3,224,156
First Union Corp. ...................................         43,100              2,208,875
Mellon Bank Corp. ...................................         30,800              1,867,250
Northern Trust Corp. ................................         25,400              1,771,650
Norwest Corp. .......................................        138,800              5,361,150
Societe Generale., Class A (France) .................         10,100              1,376,090
Toronto-Dominion Bank (Canada) ......................         71,800              2,705,963
Wells Fargo & Co. ...................................         10,900              3,699,869
                                                                               ------------
                                                                                 25,823,428
                                                                               ------------
Beverages, Food and Tobacco (3.0%)
Pepsico, Inc. .......................................         90,900              3,312,169
Philip Morris Co., Inc. .............................        134,100              6,076,406
Unilever NV (Netherlands) ...........................         29,500              1,841,906
                                                                               ------------
                                                                                 11,230,481
                                                                               ------------
Chemicals (0.5%)
Great Lakes Chemical Corp. ..........................         11,300                507,088
Rhone-Polenc., Class A (France) .....................         30,200              1,352,815
                                                                               ------------
                                                                                  1,859,903
                                                                               ------------
Commercial Services (1.9%)
Halliburton Co. .....................................         38,300              1,989,206
H&R Block, Inc. .....................................         67,000              3,002,438
Service Corp. International .........................         56,100              2,072,194
                                                                               ------------
                                                                                  7,063,838
                                                                               ------------
Communications (3.4%)
AT&T Corp. ..........................................         52,600              3,221,750
MCI Communications Corp. ............................         71,800              3,073,938
Nokia Oyj ADR (Finland) .............................         22,400              1,568,000
Telecom Italia Mobile SpA (Italy) ...................        291,500              1,345,447
Vodafone Group PLC ADR (Great Britain) ..............         14,800              1,073,000
Vodafone Group PLC (Great Britain) ..................         95,700                690,485
Worldcom, Inc.* .....................................         57,400              1,736,350
                                                                               ------------
                                                                                 12,708,970
                                                                               ------------
Computer Software and Processing (7.3%)
Automatic Data Processing, Inc. .....................         47,800              2,933,725
BMC Software, Inc.* .................................         67,000              4,396,875
First Data Corp. ....................................        137,100              4,010,175
Getronics NV (Netherlands) ..........................         41,100              1,309,425
Microsoft Corp.* ....................................         38,300              4,950,275


Computer Software and Processing (continued)
Networks Associates, Inc.* ..........................         69,900           $  3,695,963
Oracle Systems Corp.* ...............................         92,100              2,054,981
Parametric Technology Co.* ..........................         83,300              3,946,338
                                                                               ------------
                                                                                 27,297,757
                                                                               ------------
Computers and Information (2.6%)
Cisco Systems, Inc.* ................................         40,350              2,249,513
Compaq Computer Corp. ...............................         47,300              2,669,494
Dell Computer Corp.* ................................         12,800              1,075,200
EMC Corp.* ..........................................         47,800              1,311,513
Hewlett-Packard Co. .................................         35,400              2,212,500
                                                                               ------------
                                                                                  9,518,220
                                                                               ------------
Containers and Packaging (0.6%)
TriMas Corp. ........................................         67,000              2,303,125
                                                                               ------------
Cosmetics and Personal Care (0.6%)
Procter & Gamble Co. ................................         26,800              2,138,975
                                                                               ------------
Diversified (2.5%)
Hutchison Whampoa Ltd. (Hong Kong) ..................        431,000              2,703,103
SLM Holding Corp. ...................................          7,700              1,071,263
Tyco International Ltd. .............................        119,900              5,402,980
                                                                               ------------
                                                                                  9,177,346
                                                                               ------------
Electronics (3.6%)
Analog Devices, Inc.* ...............................         70,100              1,940,894
ASM Lithography Holding N.V. (Netherlands)* .........         29,600              1,998,000
Intel Corp. .........................................         20,700              1,454,175
Linear Technology Corp. .............................         38,300              2,207,038
Maxim Intergrated Products, Inc.* ...................         91,000              3,139,500
Molex Inc., Class A .................................         44,275              1,272,906
National Semiconductor Corp.* .......................         48,800              1,265,750
                                                                               ------------
                                                                                 13,278,263
                                                                               ------------
Entertainment and Leisure (2.4%)
Granada Group PLC (Great Britain) ...................        134,000              2,048,177
Mattel, Inc. ........................................         60,300              2,246,175
The Walt Disney Co. .................................         47,100              4,665,844
                                                                               ------------
                                                                                  8,960,196
                                                                               ------------
Environmental Controls (0.8%)
USA Waste Services, Inc.* ...........................         71,800              2,818,150
                                                                               ------------
Financial Services (8.5%)
Berkshire Hathaway, Inc., Class A* ..................            150              6,900,000
Cendant Corp.* ......................................        133,800              4,599,375
Federal Home Loan Mortgage Corp. ....................        208,000              8,723,000
Federal National Mortgage Association ...............        112,100              6,396,706
Mutual Risk Management Ltd. .........................        121,000              3,622,438
Reuters Holdings PLC ADR (Great Britain) ............         17,900              1,185,875
                                                                               ------------
                                                                                 31,427,394
                                                                               ------------
Food Retailers (1.0%)
Safeway, Inc.* ......................................         60,300              3,813,975
                                                                               ------------

                                     See Notes to Schedule of Investments.   19

T. Rowe Price Growth Equity Portfolio
Schedule of Investments
December 31, 1997 (continued)
--------------------------------------------------------------------------------




                                                             Number of            Market
                                                              Shares              Value
                                                           ------------       --------------
Forest Products and Paper (1.5%)
Ikon Office Solutions, Inc. .....................             58,600           $  1,648,125
Kimberly-Clark Corp. ............................             57,400              2,830,538
Kimberly-Clark de Mexico, SA de CV (Mexico) .....            244,200              1,155,847
                                                                               ------------
                                                                                  5,634,510
                                                                               ------------
Health Care Providers (0.9%)
Healthsouth Corp.* ..............................            114,500              3,177,375
                                                                               ------------
Healthcare Providers (0.9%)
PacifiCare Health Systems, Inc., Class B* .......             21,400              1,120,825
United Healthcare Corp. .........................             45,800              2,275,688
                                                                               ------------
                                                                                  3,396,513
                                                                               ------------
Heavy Machinery (0.4%)
Mannesmann AG (Germany) .........................              3,000              1,515,884
                                                                               ------------
Home Construction, Furnishings and Appliances (2.7%)
General Electric Co. ............................            138,800             10,184,450
                                                                               ------------
Industrial--Diversified (2.1%)
Rentokil Initial PLC (Great Britain) ............            794,900              3,462,107
Swire Pacific Ltd., Class A (Hong Kong) .........            287,000              1,574,052
Tomkins PLC (Great Britain) .....................            555,100              2,654,877
                                                                               ------------
                                                                                  7,691,036
                                                                               ------------
Insurance (6.8%)
Ace Ltd. (Bermuda) ..............................             34,800              3,358,200
EXEL Ltd. (Bermuda) .............................             16,900              1,071,038
Fairfax Financial Holdings Ltd.* ................             13,200              2,955,603
Partner Re Ltd. (Bermuda) .......................            145,400              6,742,925
St. Paul Companies, Inc. ........................             16,100              1,321,206
Travelers Property Casualty .....................             61,500              3,313,313
Travelers Property Casualty Corp., Class A ......             38,300              1,685,200
UNUM Corp. ......................................             86,900              4,725,188
                                                                               ------------
                                                                                 25,172,673
                                                                               ------------
Media--Broadcasting and Publishing (3.5%)
Cox Communications, Inc., Class A* ..............             57,400              2,299,588
Schibsted ASA (Norway)** ........................             64,100              1,097,866
Tribune Co. .....................................             67,000              4,170,750
TV Azteca, S.A. de C.V. ADR (Mexico)* ...........             39,600                893,475
VNU--Verenigde Nederlandse
  Uitgeversbedrijven (Netherlands) ..............            107,500              3,032,564
Wolters Kluwer NV (Netherlands) .................             11,900              1,537,055
                                                                               ------------
                                                                                 13,031,298
                                                                               ------------
Medical Supplies (1.8%)
Baxter International, Inc. ......................             23,700              1,195,369
Johnson & Johnson ...............................             24,900              1,640,288
Medtronic, Inc. .................................             31,100              1,626,919
Tenet Healthcare Corp.* .........................             68,700              2,275,688
                                                                               ------------
                                                                                  6,738,264
                                                                               ------------
Medical and Bio-Technology (0.4%)
Honeywell, Inc. .................................             20,400              1,397,400
                                                                               ------------

Metals (2.8%)
Danaher Corp. ...................................            116,900           $  7,379,313
Masco Corp. .....................................             62,200              3,164,425
                                                                               ------------
                                                                                 10,543,738
                                                                               ------------
Mining (0.5%)
Newmont Mining Corp. ............................             67,000              1,968,125
                                                                               ------------
Oil and Gas (3.3%)
Mobil Corp. .....................................             43,100              3,111,281
Royal Dutch Petroleum Co. (Netherlands) .........            143,600              7,781,325
Schlumberger Ltd. ...............................             18,000              1,449,000
                                                                               ------------
                                                                                 12,341,606
                                                                               ------------
Pharmaceuticals (8.6%)
American Home Products Corp. ....................             31,100              2,379,150
Amgen, Inc.* ....................................             26,900              1,455,963
Astra AB., B Shares (Sweden) ....................            104,400              1,755,361
Biogen, Inc.* ...................................             40,700              1,480,463
Bristol-Myers Squibb Co. ........................             37,800              3,576,825
Genentech, Inc.* ................................             47,800              2,897,875
Merck & Co., Inc. ...............................             45,900              4,876,875
Novartis AG-Registered Shares (Switzerland) .....              1,900              3,081,608
Pfizer, Inc. ....................................             64,000              4,772,000
Warner-Lambert Co. ..............................             19,100              2,368,400
Zeneca Group PLC (Great Britain) ................             95,700              3,361,233
                                                                               ------------
                                                                                 32,005,753
                                                                               ------------
Real Estate (1.6%)
Security Capital U.S. Realty (Luxembourg)* ......            136,500              1,938,300
Starwood Lodging Trust ..........................             66,600              3,854,475
                                                                               ------------
                                                                                  5,792,775
                                                                               ------------
Restaurants (0.4%)
McDonald's Corp. ................................             32,100              1,532,775
                                                                               ------------
Retailers (3.6%)
Circuit City Stores--Circuit City Group .........             26,300                935,294
Corporate Express, Inc.* ........................             96,800              1,246,300
CVS Corp. .......................................             30,200              1,934,688
Dillards, Inc., Class A .........................             52,600              1,854,150
Home Depot, Inc. ................................             42,100              2,478,638
Kohl's Corp.* ...................................             15,500              1,055,938
TAG Heuer International SA ADR (Switzerland)*                 25,000                206,250
TAG Heuer International SA (Switzerland)* .......             11,850              1,029,905
Wal-Mart Stores, Inc. ...........................             62,200              2,453,013
                                                                               ------------
                                                                                 13,194,176
                                                                               ------------
Textiles, Clothing and Fabrics (0.7%)
Sara Lee Corp. ..................................             47,600              2,680,475
                                                                               ------------
Transportation (0.6%)
Carnival Corp., Class A .........................             38,400              2,126,400
                                                                               ------------
Total Common Stocks (Cost $335,345,320)                                         340,406,610
                                                                               ------------

20   See Notes to Schedule of Investments.

--------------------------------------------------------------------------------


                                                          Number of              Market
                                                           Shares                Value
                                                        ------------          -------------
SHORT-TERM INVESTMENTS (7.9%)
U.S. Treasury Bill, 5.15%, 01/22/98 .............        $14,433,000            $14,335,008
Barnett Banks, Inc. Commercial Paper, 5.85%,
  01/16/98 ......................................          5,000,000              4,970,750
Yale University, Commercial Paper, 5.83%,
  01/15/98 ......................................         10,000,000              9,943,319
                                                                                -----------
Total Short-Term Investments (Cost $29,249,077)                                  29,249,077
                                                                                -----------
TOTAL INVESTMENTS (99.6%) (Cost $364,594,397) (a)                               369,655,687
Other assets less liabilities (0.4%)                                              1,537,923
                                                                                -----------
Total Net Assets (100.0%)                                                      $371,193,610
                                                                                ===========
Notes to Schedule of Investments
(a) The cost of investments for federal income tax purposes amounts to
$364,731,771. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains ................................                               $12,069,913
Unrealized losses ...............................                                (7,145,997)
                                                                                ------------
 Net unrealized gain ............................                               $ 4,923,916
                                                                                ===========

 * Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the market value of this security amounted to $1,097,866 or 0.30% of net assets.
     Category percentages are based on net assets.

                                         See Notes to Financial Statements.   21

Portfolio Partners, Inc.
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------


                                                     MFS Emerging        MFS Research
                                                  Equities Portfolio   Growth Portfolio
                                                 -------------------- ------------------
Assets:
Investments, at market value ...................     $582,219,750        $388,637,236
Repurchase Agreement ...........................      163,000,000                  --
                                                     ------------        ------------
   Total investments ...........................      745,219,750         338,637,236
Cash ...........................................       82,874,140          23,452,576
Cash denominated in foreign currencies .........               --                  --
Receivable for:
 Dividends and interest ........................          467,621             368,721
 Investments sold ..............................               --          48,851,906
 Fund shares sold ..............................               --              25,939
 Recoverable foreign taxes .....................            1,404                 405
Deposit with broker ............................        3,015,000
Gross unrealized gain on forward foreign
 currency exchange contracts ...................               --                 367
                                                     ------------        ------------
   Total Assets ................................      831,577,915         461,337,150
                                                     ------------        ------------
Liabilities:
Payable for:
 Investments purchased .........................       54,731,311          59,954,518
 Fund shares redeemed ..........................        8,148,987           1,521,873
 Variation margin on open futures contracts                15,000                  --
 Foreign currency overdraft ....................               --                  --
Administrative services fees payable ...........           91,856              55,169
Advisory fees payable ..........................          482,568             257,457
Gross unrealized loss on forward foreign
 currency exchange contracts ...................               --                  --
                                                     ------------        ------------
   Total Liabilities ...........................       63,469,722          61,789,017
                                                     ------------        ------------
NET ASSETS .....................................     $768,108,193        $399,548,133
                                                     ============        ============
Net assets represented by:
Paid-in Capital ................................     $776,543,294        $406,878,167
Net unrealized gain (loss) on investments,
 open futures contracts and foreign
 currency related translations .................       (8,920,510)         (2,786,810)
Undistributed net investment income ............        1,629,226             103,342
Accumulated net realized gain (loss) on
 investments ...................................       (1,143,817)         (4,646,566)
                                                     ------------        ------------
NET ASSETS .....................................     $768,108,193        $399,548,133
                                                     ============        ============
Capital Shares, $.001 par value:
 Outstanding ...................................       17,899,936          41,145,690
 Net Assets ....................................     $768,108,193        $399,548,133
 Net Asset Value, offering and
  redemption price per share (net
  assets divided by shares outstanding)              $      42.91        $       9.71
Cost of investments ............................     $756,263,198        $391,424,116
Cost of cash denominated in foreign
 currencies ....................................     $         --        $         --



                                                      MFS Value      Scudder International   T. Rowe Price Growth
                                                  Equity Portfolio      Growth Portfolio       Equity Portfolio
                                                 ------------------ ----------------------- ----------------------
Assets:
Investments, at market value ...................    $126,474,079         $ 356,707,971          $ 369,655,687
Repurchase Agreement ...........................              --                    --                     --
                                                    ------------         -------------          -------------
   Total investments ...........................     126,474,079           356,707,971            369,655,687
Cash ...........................................       8,953,939            24,746,050                    276
Cash denominated in foreign currencies .........       5,052,201                    --              2,763,337
Receivable for:
 Dividends and interest ........................         143,322               233,270                468,254
 Investments sold ..............................         374,763             7,236,226              2,151,286
 Fund shares sold ..............................              --                    --                     --
 Recoverable foreign taxes .....................              56                27,858                  1,608
Deposit with broker ............................
Gross unrealized gain on forward foreign
 currency exchange contracts ...................              --                20,189                     --
                                                    ------------         -------------          -------------
   Total Assets ................................     140,998,360           388,971,564            375,040,448
                                                    ------------         -------------          -------------
Liabilities:
Payable for:
 Investments purchased .........................       6,321,371             5,267,640              3,239,507
 Fund shares redeemed ..........................          56,430             2,970,050                354,043
 Variation margin on open futures contracts                   --                    --                     --
 Foreign currency overdraft ....................              --             2,160,952                     --
Administrative services fees payable ...........          30,466                70,741                 50,658
Advisory fees payable ..........................          79,213               282,965                202,630
Gross unrealized loss on forward foreign
 currency exchange contracts ...................           2,719                19,039                     --
                                                    ------------         -------------          -------------
   Total Liabilities ...........................       6,490,199            10,771,387              3,846,838
                                                    ------------         -------------          -------------
NET ASSETS .....................................    $134,508,161         $ 378,200,177          $ 371,193,610
                                                    ============         =============          =============
Net assets represented by:
Paid-in Capital ................................    $132,623,488         $ 372,261,993          $ 363,796,621
Net unrealized gain (loss) on investments,
 open futures contracts and foreign
 currency related translations .................       1,866,691             5,855,722              5,067,172
Undistributed net investment income ............         230,432                44,729                554,334
Accumulated net realized gain (loss) on
 investments ...................................        (212,450)               37,733              1,775,483
                                                    ------------         -------------          -------------
NET ASSETS .....................................    $134,508,161         $ 378,200,177          $ 371,193,610
                                                    ============         =============          =============
Capital Shares, $.001 par value:
 Outstanding ...................................       4,497,589            26,828,266              8,512,069
 Net Assets ....................................    $134,508,161         $ 378,200,177          $ 371,193,610
 Net Asset Value, offering and
  redemption price per share (net
  assets divided by shares outstanding)             $      29.91         $       14.10          $       43.61
Cost of investments ............................    $124,600,362         $ 350,842,864          $ 364,594,397
Cost of cash denominated in foreign
 currencies ....................................    $  5,131,525         $          --          $   2,803,592




22  See Notes to Financial Statements.

Portfolio Partners, Inc.
Statements of Operations
Period from November 28, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------


                                                    MFS Emerging        MFS Research
                                                 Equities Portfolio   Growth Portfolio
                                                -------------------- ------------------
Investment Income:
 Dividends ....................................    $      87,741        $    310,951
 Interest .....................................        2,120,093              84,868
                                                   -------------        ------------
                                                       2,207,834             395,819
Foreign taxes withheld on dividends ...........           (4,184)             (1,217)
                                                   -------------        ------------
   Total investment income ....................        2,203,650             394,602
                                                   -------------        ------------
Investment Expenses:
Investment advisory fee .......................          482,568             257,457
Administrative services fees ..................           91,856              55,169
                                                   -------------        ------------
   Total expenses .............................          574,424             312,626
                                                   -------------        ------------
Net investment income .........................        1,629,226              81,976
                                                   -------------        ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments ..........................              971          (4,646,566)
 Futures, foreign currency and forward
  foreign currency exchange contracts .........       (1,144,788)             21,366
                                                   -------------        ------------
 Net realized gain (loss) on investments,
  futures, foreign currency and forward
  foreign currency exchange contracts .........       (1,143,817)         (4,625,200)
                                                   -------------        ------------
Net change in unrealized gain or (loss) on:
 Investments ..................................      (11,043,448)         (2,786,880)
 Futures, foreign currency and forward
  foreign currency exchange contracts .........        2,122,938                  70
                                                   -------------        ------------
   Net change in unrealized gain or
    (loss) on investments, futures,
     foreign currency and forward
     foreign currency exchange
     contracts ................................       (8,920,510)         (2,786,810)
                                                   -------------        ------------
Net realized and change in unrealized gain
 or (loss) on investments, futures, foreign
 currency and forward foreign currency
 exchange contracts ...........................      (10,064,327)         (7,412,010)
                                                   -------------        ------------
Net increase (decrease) in net assets
 resulting from operations ....................    $  (8,435,101)       $ (7,330,034)
                                                   =============        ============



                                                     MFS Value      Scudder International   T. Rowe Price Growth
                                                 Equity Portfolio      Growth Portfolio       Equity Portfolio
                                                ------------------ ----------------------- ----------------------
Investment Income:
 Dividends ....................................     $   77,948           $  325,120              $  349,717
 Interest .....................................        273,515              100,928                 438,305
                                                    ----------           ----------              ----------
                                                       351,463              426,048                 788,022
Foreign taxes withheld on dividends ...........           (173)             (31,413)                 (2,421)
                                                    ----------           ----------              ----------
   Total investment income ....................        351,290              394,635                 785,601
                                                    ----------           ----------              ----------
Investment Expenses:
Investment advisory fee .......................         79,213              282,965                 202,630
Administrative services fees ..................         30,466               70,741                  50,658
                                                    ----------           ----------              ----------
   Total expenses .............................        109,679              353,706                 253,288
                                                    ----------           ----------              ----------
Net investment income .........................        241,611               40,929                 532,313
                                                    ----------           ----------              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments ..........................       (417,752)              37,733                 301,621
 Futures, foreign currency and forward
  foreign currency exchange contracts .........        194,123                3,800               1,495,883
                                                    ----------           ----------              ----------
 Net realized gain (loss) on investments,
  futures, foreign currency and forward
  foreign currency exchange contracts .........       (223,629)              41,533               1,797,504
                                                    ----------           ----------              ----------
Net change in unrealized gain or (loss) on:
 Investments ..................................      1,873,717            5,865,107               5,061,290
 Futures, foreign currency and forward
  foreign currency exchange contracts .........         (7,026)              (9,385)                  5,882
                                                    ----------           ----------              ----------
   Net change in unrealized gain or
    (loss) on investments, futures,
     foreign currency and forward
     foreign currency exchange
     contracts ................................      1,866,691            5,855,722               5,067,172
                                                    ----------           ----------              ----------
Net realized and change in unrealized gain
 or (loss) on investments, futures, foreign
 currency and forward foreign currency
 exchange contracts ...........................      1,643,062            5,897,255               6,864,676
                                                    ----------           ----------              ----------
Net increase (decrease) in net assets
 resulting from operations ....................     $1,884,673           $5,938,184              $7,396,989
                                                    ==========           ==========              ==========



                                          See Notes to Financial Statements.  23

Portfolio Partners, Inc.
Statements of Changes in Net Assets
Period from November 28, 1997 (commencement of operations) to December 31, 1997
--------------------------------------------------------------------------------


                                           MFS Emerging        MFS Research
                                        Equities Portfolio   Growth Portfolio
                                       -------------------- ------------------
From Operations:
Net investment income ................    $   1,629,226        $     81,976
Net realized gain (loss) on
 investments, futures, foreign
 currency and forward foreign
 currency exchange contracts .........       (1,143,817)         (4,625,200)
Net change in unrealized gain or
 (loss) on investments, futures,
 foreign currency and forward
 foreign currency exchange
 contracts ...........................       (8,920,510)         (2,786,810)
                                          -------------        ------------
 Net increase (decrease) in net
 assets resulting from operations            (8,435,101)         (7,330,034)
                                          -------------        ------------
Fund Share Transactions:
Proceeds from shares sold ............      824,137,595         412,691,854
Payments for shares redeemed .........      (47,614,301)         (5,833,687)
                                          -------------        ------------
Net increase in net assets from
 fund share transactions .............      776,523,294         406,858,167
                                          -------------        ------------
Change in net assets .................      768,088,193         399,528,133
Net Assets:
Beginning of period ..................           20,000              20,000
                                          -------------        ------------
End of period ........................    $ 768,108,193        $399,548,133
                                          =============        ============
End of period net assets includes
 undistributed net investment
 income ..............................    $   1,629,226        $    103,342
                                          =============        ============
Share Transactions:
Number of shares sold ................       19,024,246          41,744,286
Number of shares redeemed ............       (1,124,771)           (600,618)
                                          -------------        ------------
 Net increase ........................       17,899,475          41,143,668
                                          -------------        ------------



                                            MFS Value      Scudder International   T. Rowe Price Growth
                                        Equity Portfolio      Growth Portfolio       Equity Portfolio
                                       ------------------ ----------------------- ----------------------
From Operations:
Net investment income ................    $    241,611         $      40,929          $     532,313
Net realized gain (loss) on
 investments, futures, foreign
 currency and forward foreign
 currency exchange contracts .........        (223,629)               41,533              1,797,504
Net change in unrealized gain or
 (loss) on investments, futures,
 foreign currency and forward
 foreign currency exchange
 contracts ...........................       1,866,691             5,855,722              5,067,172
                                          ------------         -------------          -------------
 Net increase (decrease) in net
 assets resulting from operations            1,884,673             5,938,184              7,396,989
                                          ------------         -------------          -------------
Fund Share Transactions:
Proceeds from shares sold ............     133,258,100           392,303,919            375,624,450
Payments for shares redeemed .........        (654,612)          (20,061,926)           (11,847,829)
                                          ------------         -------------          -------------
Net increase in net assets from
 fund share transactions .............     132,603,488           372,241,993            363,776,621
                                          ------------         -------------          -------------
Change in net assets .................     134,488,161           378,180,177            371,173,610
Net Assets:
Beginning of period ..................          20,000                20,000                 20,000
                                          ------------         -------------          -------------
End of period ........................    $134,508,161         $ 378,200,177          $ 371,193,610
                                          ============         =============          =============
End of period net assets includes
 undistributed net investment
 income ..............................    $    230,432         $      44,729          $     554,334
                                          ============         =============          =============
Share Transactions:
Number of shares sold ................       4,519,003            28,251,298              8,787,184
Number of shares redeemed ............         (22,092)           (1,424,473)              (275,583)
                                          ------------         -------------          -------------
 Net increase ........................       4,496,911            26,826,825              8,511,601
                                          ------------         -------------          -------------



24  See Notes to Financial Statements.

Portfolio Partners, Inc.
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. Organization

Aetna Life Insurance and Annuity Company ("Aetna") created Portfolio Partners, Inc. (the "Company") to serve as an investment option underlying Aetna's variable insurance products. The Company is an open-end management investment company registered under the Investment Company Act of 1940 (the 1940 Act). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions.

The Company currently consists of five diversified Portfolios: MFS Value Equity Portfolio ("MFS Value Equity"), MFS Emerging Equities Portfolio ("MFS Emerging Equities"), MFS Research Growth Portfolio ("MFS Research Growth"), Scudder International Growth Portfolio ("Scudder International Growth") and T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"). Aetna serves as the Investment Advisor and the principal underwriter to each Portfolio. Massachusetts Financial Services ("MFS") serves as sub-advisor to MFS Value Equity, MFS Emerging Equities and MFS Research Growth. Scudder Kemper Investments, Inc. ("Scudder") serves as sub-advisor to Scudder International Growth and T. Rowe Price Associates, Inc. ("T. Rowe") serves as sub-advisor to
T. Rowe Price Growth Equity. Shares of each Portfolio were first made available to the public on November 28, 1997.

The following is a brief description of each Portfolio's investment objective:

MFS Emerging Equities seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to MFS Emerging Equities' investment objective;

MFS Research Growth seeks long-term growth of capital and future income;

MFS Value Equity seeks capital appreciation. Dividend income, if any, is considered incidental to MFS Value Equity's objective of capital appreciation;

Scudder International Growth seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities; and

T. Rowe Price Growth Equity seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.

2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolios have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over-the-counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

Portfolio Partners, Inc.
Notes to Financial Statements
December 31, 1997 (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

B. Option Contracts

MFS Emerging Equities, MFS Value Equity and T. Rowe Price Growth Equity may invest in put and call options if as a result not more than 5% of their total assets would be invested in premiums for those options. MFS Emerging Equities, MFS Value Equity and Scudder International Growth may only write covered call options.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded.

The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

C. Futures and Forward Foreign Currency Exchange Contracts

MFS Research Growth may not purchase futures or options on futures or securities. Scudder International Growth may enter into futures and options on futures contracts for hedging purposes only. MFS Emerging Equities and the MFS Value Equity may enter into future contracts to the extent that the value of securities and other underlying obligations does not exceed 50% of total assets of the Portfolio. T. Rowe Price Growth Equity may enter into futures contracts to the extent that the value of securities and other underlying obligations does not exceed 100% of total assets of the Portfolio.

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Portfolios sell futures contracts as a hedge against declines in the value of portfolio securities. The Portfolios may purchase futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, a Portfolio is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Portfolio equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Portfolio as unrealized gains or losses. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts held by the Portfolios are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Portfolios, where authorized, may use forward foreign currency exchange contracts to hedge certain foreign currency assets or liabilities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts.

Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Schedules of Investments and in Note 6 of the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at fiscal year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

D. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933 (1933 Act), under Rule 144A or, are securities offered pursuant to
Section 4(2) of the 1933 Act. Each Portfolio may invest more than 15% of its net assets in restricted securities which have been determined to be liquid under guidelines established by the Board of Directors.

Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, restricted securities are valued based upon their fair value determined under procedures approved by the Board of Directors.

E. Delayed Delivery Transactions

The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Portfolios' schedule of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. A Portfolio will segregate assets at its custodian in an amount equal to the market value of securities purchased on a when-issued or delayed delivery basis.

F. Federal Income Taxes

As qualified regulated investment companies, the Portfolios are relieved of federal income and excise taxes by distributing substantially all of their net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Therefore, no provision for income taxes has been made in the accompanying financial statements.

G. Distributions

Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, investments in certain foreign issuers that derive a majority of their income from passive investments (e.g., interest or dividends) and deferred losses on wash sales.

H. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. Investment Advisory and Administrative Service Agreements

Each Portfolio pays the Investment Advisor an annual fee expressed as a percentage of its average daily net assets. As certain of the Portfolios' net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Portfolios' investment advisory fee ranges and the effective rates as of December 31, 1997:


                                         Fee Range       Effective Rate
                                       -------------     --------------
      MFS Emerging Equities              .70%-.65%           .68%
      MFS Research Growth                .70%-.65%           .70%
      MFS Value Equity                      .65%             .65%
      Scudder International Growth          .80%             .80%
      T. Rowe Price Growth Equity           .60%             .60%

Portfolio Partners, Inc.
Notes to Financial Statements
December 31, 1997 (continued)
--------------------------------------------------------------------------------

3. Investment Advisory and Administrative Service Agreements (continued)

Under the terms of separate Subadvisory Agreements between the Investment Advisor and each subadvisor, each subadvisor is responsible for the investment and reinvestment of cash and securities for each Portfolio in exchange for fees payable by the Investment Advisor, which are expressed as a percentage of the average daily net assets of each Portfolio. For the period from November 28, 1997 through December 31, 1997, the Investment Advisor paid MFS $446,631 for MFS Emerging Equities, MFS Research Growth, and MFS Value Equity, paid Scudder $150,126 for Scudder International Growth, and paid T. Rowe $135,087 for T. Rowe Price Growth Equity in accordance with the terms of each agreement.

Under an Administrative Services Agreement between the Company and Aetna, Aetna provides all administrative services necessary for the Company's operations and is responsible for the supervision of the Company's other service providers. Aetna also assumes all ordinary recurring direct costs of the Company, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:


      Portfolio                                        Rate
      --------------------------------------------------------
      MFS Emerging Equities ......................     0.13%
      MFS Research Growth ........................     0.15%
      MFS Value Equity ...........................     0.25%
      Scudder International Growth ...............     0.20%
      T. Rowe Price Growth Equity ................     0.15%

Each Portfolio's aggregate expenses are limited to the advisory and administrative service fees disclosed above. Aetna has agreed to reimburse the Portfolios for expenses and/or waive its fees, so that, through at least April 30, 1999, the aggregate of each Portfolio's expenses will not exceed the combined investment advisory and administrative service fees rate shown above.

4. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period from November 28, 1997 (commencement of operations) to December 31, 1997 were:


                                      Cost of Purchases  Proceeds from Sales
                                     ------------------- --------------------
      MFS Emerging Equities               $551,111,394        $    229,284
      MFS Research Growth                  253,025,620         216,625,587
      MFS Value Equity                     128,746,876           7,869,100
      Scudder International Growth          10,732,732          15,902,855
      T. Rowe Price Growth Equity          344,929,449           9,885,749

5. Capital Loss Carryforwards

At December 31, 1997, for federal income tax purposes, the Portfolios had the following capital loss carryforwards:


                                 Capital Loss        Year of
      Portfolio                  Carryforward      Expiration
      --------------------------------------------------------
      MFS Research Growth         $4,589,027          2005
      MFS Value Equity               164,092          2005

--------------------------------------------------------------------------------
The Board of Directors will not distribute any realized capital gains until the above capital loss carryforwards have been used to offset future capital gains or expire.

Portfolio Partners, Inc.
Notes to Financial Statements
December 31, 1997 (continued)
--------------------------------------------------------------------------------

6. Forward Foreign Currency Exchange Contracts

Notes to Financial Statements - December 31, 1997 (continued)
At December 31, 1997, MFS Research Growth, MFS Value Equity, and Scudder International Growth had open forward foreign currency exchange contracts that obligate each Portfolio to deliver or receive currencies at specified future dates. The net unrealized gain(loss) of $ 367, ($ 2,719), and $ 1,150, respectively, on these contracts are included in the accompanying financial statements. The terms of the open contracts are as follows:

MFS Research Growth


                                      Foreign Currency          U.S. Dollar          U.S. Dollar Value         Net Unrealized
Currency and Exchange Date               Units Sold               Proceeds          at December 31, 1997         Gain (Loss)
--------------------------------   ----------------------   -------------------   -----------------------   --------------------
Sale Contracts
Japanese Yen, 01/06/98                    5,791,257               $44,741               $44,407                   $  $334
Japanese Yen, 01/07/98                    2,935,260                22,544                22,511                        33
                                                                                                                 --------
                                                                                                                  $   367
                                                                                                                 ========
MFS Value Equity
                                     Foreign Currency          U.S. Dollar           U.S. Dollar Value       Net Unrealized
Currency and Exchange Date            Units Purchased             Cost              at December 31, 1997      Gain (Loss)
--------------------------------   ----------------------   -------------------   -----------------------   --------------------
Purchase Contracts
German Deutsche Mark, 01/02/98              130,931              $73,741                $72,791                   $  (950)
Great British Pound, 01/02/98                10,417               17,365                 17,119                      (246)
Hong Kong Dollar, 01/02/98                  166,346               21,465                 21,465                         0
Malaysian Ringgit, 01/02/98                 153,573               40,255                 39,486                      (769)
Hong Kong Dollar, 01/05/98                  183,362               23,663                 23,658                        (5)
Malaysian Ringgit, 01/05/98                 153,330               40,097                 39,426                      (671)
Malaysian Ringgit, 01/06/98                  51,852               13,374                 13,333                       (41)
Malaysian Ringgit, 01/07/98                   9,823                2,530                  2,526                        (4)
Malaysian Ringgit, 01/08/98                  19,599                5,073                  5,040                       (33)
                                                                                                               ----------
                                                                                                                  $(2,719)
                                                                                                               ==========
Scudder International Growth
                                     Foreign Currency           U.S. Dollar          U.S. Dollar Value         Net Unrealized
Currency and Exchange Date         Units Purchased/Sold        Cost/Proceeds       at December 31, 1997         Gain (Loss)
--------------------------------   ----------------------   -------------------   -----------------------   --------------------
Purchase Contracts
Hong Kong Dollar, 01/02/98                  721,317              $ 93,085              $ 93,077                   $    (8)
Italian Lira, 01/02/98                  653,021,406               374,094               369,140                    (4,954)
Hong Kong Dollar, 01/05/98                    5,830                   752                   752                         0
Italian Lira, 01/05/98                  662,093,454               380,087               374,258                    (5,829)
Italian Lira, 01/07/98                  555,697,833               316,333               314,110                    (2,223)
Italian Lira, 01/08/98                1,126,144,016               640,173               636,551                    (3,622)
French Franc, 1/30/98                     1,157,412               195,058               192,655                    (2,403)

Sale Contracts
Great British Pound, 01/02/98               489,347               815,520               804,185                    11,335
Great British Pound, 01/06/98                53,138                88,732                87,308                     1,424
Great British Pound, 01/07/98               545,259               903,275               895,845                     7,430
                                                                                                               ----------
                                                                                                                  $ 1,150
                                                                                                               ==========

Portfolio Partners, Inc.
Notes to Financial Statements
December 31, 1997 (continued)
--------------------------------------------------------------------------------

7. Authorized Capital Shares

The Company is authorized to issue a total of 1.0 billion shares of common stock with a par value of $0.001 per share. The shares may be issued in series (i.e. portfolios) having separate assets and liabilities and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders. Aetna utilizes the Portfolios as funding options for certain of their variable annuities and variable life separate accounts. At December 31, 1997, Aetna owned all shares of beneficial interest of the Portfolios.

8. Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Portfolios' capital accounts on a tax basis. These reclassifications have no impact on the net asset value of the Portfolios.


                                                                                          Accumulated
                                                                                         Net Realized
                                                             Undistributed Net            Gain/(Loss)
                                       Paid-in Capital       Investment Income         on Investments
                                   Increase/(Decrease)     Increase/(Decrease)    Increase/(Decrease)
                                 ---------------------   ---------------------   --------------------
MFS Research Growth                       --                   $ 21,366               $(21,366)
MFS Value Equity                          --                    (11,179)                11,179
Scudder International Growth              --                      3,800                 (3,800)
T. Rowe Price Growth Equity               --                     22,021                (22,021)

--------------------------------------------------------------------------------
Additional Information


Federal Tax Status of Dividends Declared During the Fiscal Year

There were no dividends declared for any of the Portfolios during the period from November 28, 1997 (commencement of operations) to December 31, 1997.

                          Independent Auditors' Report


The Board of Directors and Shareholders
Portfolio Partners, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of MFS Emerging Equities Portfolio, MFS Research Growth Portfolio, MFS Value Equity Portfolio, Scudder International Growth Portfolio and T. Rowe Price Growth Equity Portfolio, series of Portfolio Partners, Inc. (the Portfolios), as of December 31, 1997, and the related statements of operations, statements of changes in net assets and financial highlights for the period from November 28, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 1997, results of their operations, changes in their net assets, and financial highlights for the period from November 28, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG Peat Marwick LLP


Boston, Massachusetts
January 30, 1998

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